UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2006

                   Date of reporting period: November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
-------                                              ----------   --------------
MUTUAL FUNDS-99.6%

The AllianceBernstein Pooling Portfolios
   - Equity - 64.7%
Global Real Estate Investment Portfolio              11,179,809   $  120,294,745
International Growth Portfolio                        8,870,913       98,733,265
International Value Portfolio                         8,758,157       99,142,338
Small-Mid Cap Growth Portfolio                        3,892,671       46,206,011
Small-Mid Cap Value Portfolio                         4,267,212       45,275,121
U.S. Large Cap Growth Portfolio                      15,879,849      188,017,416
U.S. Value Portfolio                                 17,638,617      186,263,798
                                                                  --------------
                                                                     783,932,694
                                                                  --------------
The AllianceBernstein Pooling Portfolios
   - Fixed Income - 34.9%
High-Yield Portfolio                                  8,403,085       84,619,066
Intermediate Duration Bond Portfolio                 34,149,792      338,765,933
                                                                  --------------
                                                                     423,384,999
                                                                  --------------
Total Mutual Funds
(cost $1,105,787,405)                                              1,207,317,693
                                                                  --------------
Total Investments - 99.6%
(cost $1,105,787,405)                                              1,207,317,693
Other assets less liabilities - 0.4%                                   4,899,851
                                                                  --------------
Net Assets - 100%                                                 $1,212,217,544
                                                                  --------------

ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                  Shares     U.S. $ Value
-------                                                ----------   ------------
MUTUAL FUNDS-99.7%

The AllianceBernstein Pooling Portfolios
   - Equity - 99.7%
Global Real Estate Investment Portfolio                 6,993,843   $ 75,253,754
International Growth Portfolio                          9,144,528    101,778,599
International Value Portfolio                           8,991,042    101,778,599
Small-Mid Cap Growth Portfolio                          4,783,637     56,781,774
Small-Mid Cap Value Portfolio                           5,339,244     56,649,377
U.S. Large Cap Growth Portfolio                        15,562,285    184,257,456
U.S. Value Portfolio                                   17,173,592    181,353,130
                                                                    ------------
Total Mutual Funds
(cost $657,149,671)                                                  757,852,689
                                                                    ------------
Total Investments - 99.7%
(cost $657,149,671)                                                  757,852,689
Other assets less liabilities - 0.3%                                   2,551,186
                                                                    ------------
Net Assets - 100%                                                   $760,403,875
                                                                    ------------

ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                  Shares     U.S. $ Value
-------                                                ----------   ------------
MUTUAL FUNDS-99.6%

The AllianceBernstein Pooling Portfolios
   - Equity - 34.9%
Global Real Estate Investment Portfolio                 3,735,207   $ 40,190,830
International Growth Portfolio                          1,354,977     15,080,899
International Value Portfolio                           1,319,767     14,939,768
Small-Mid Cap Growth Portfolio                            441,938      5,245,809
Small-Mid Cap Value Portfolio                             475,589      5,045,995
U.S. Large Cap Growth Portfolio                         2,531,136     29,968,655
U.S. Value Portfolio                                    2,850,898     30,105,483
                                                                    ------------
                                                                     140,577,439
                                                                    ------------
The AllianceBernstein Pooling Portfolios
   - Fixed Income - 64.7%
Inflation Protected Securities                          4,093,747     39,995,908
Intermediate Duration Bond Portfolio                   11,114,756    110,258,380
Short Duration Bond Portfolio                          11,059,015    110,258,380
                                                                    ------------
                                                                     260,512,668
                                                                    ------------
Total Mutual Funds
(cost $382,272,555)                                                  401,090,107
                                                                    ------------
Total Investments - 99.6%
(cost $382,272,555)                                                  401,090,107
Other assets less liabilities - 0.4%                                   1,366,237
                                                                    ------------
Net Assets - 100%                                                   $402,456,344
                                                                    ------------

ALLIANCEBERNSTEIN TAX MANAGED BALANCED
WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                                                Principal
                                                                                  Amount
                                                                                  (000)     U.S. $ Value
                                                                                ---------   ------------
MUNICIPAL BONDS-53.4%

Alabama-1.9%
Alabama Public School & College Authority (Campus Improvement & Economic
Development), Series 03 FGIC
5.00%, 12/01/21                                                                  $  1,700   $  1,778,557
Jefferson County Sewer Revenue
Series 02 Prerefunded 8/01/12 @ 100
5.00%, 2/01/41                                                                      1,100      1,181,609
Series 99A FGIC
5.00%, 2/01/33                                                                      1,345      1,422,983
5.375%, 2/01/36                                                                       800        855,296
                                                                                            ------------
                                                                                               5,238,445
                                                                                            ------------
Arizona-0.3%
Gilbert Water Resource Municipal Property Corp. (Wastewater System &
   Utility), Series 04
4.90%, 4/01/19                                                                        710        701,068
Pima County Industrial Development Authority Education Revenue (Horizon
   Community Learning Center), Series 05
4.45%, 6/01/14                                                                        100         97,742
                                                                                            ------------
                                                                                                 798,810
                                                                                            ------------
Arkansas-1.5%
Hot Springs Sales & Use Tax, Series 01
4.125%, 7/01/08                                                                     1,275      1,297,555
Springdale Sales & Use Tax Revenue, Series 04 MBIA
4.00%, 7/01/16                                                                      2,720      2,714,206
                                                                                            ------------
                                                                                               4,011,761
                                                                                            ------------
California-3.3%
California Department of Water Resources (Central VY Project),
Series 03Y FGIC
5.25%, 12/01/19                                                                     1,525      1,644,240
California Economic Recovery, Series 04A
5.00%, 7/01/09                                                                        700        737,114
5.25%, 1/01/10                                                                      2,765      2,950,863
California GO,
Series 03
4.00%, 2/01/08                                                                        450        455,459
Series 05
5.00%, 6/01/10-6/01/11                                                              1,650      1,753,686
California State Economic Recovery, Series 04C-1 ST GTD
2.99%, 7/01/23                                                                        500        500,000
California Statewide Communities Development Authority Revenue (Kaiser
   Permanente), Series 04E
3.875%, 4/01/32                                                                       280        280,154
Series 04F
2.30%, 4/01/33                                                                        500        492,640
Upland Community Redevelopment Agency Tax Allocation (Magnolia Redevelopment
   Project), Series 04
3.90%, 11/01/09                                                                       235        234,403
                                                                                            ------------
                                                                                               9,048,559
                                                                                            ------------
Colorado-1.9%
Jefferson County School District No. R001, Series 04 FSA
5.00%, 12/15/24                                                                     1,000      1,048,850
Mesa County Valley School District No. 051 Grand Junction, Series 04A MBIA
5.00%, 12/01/23                                                                     1,000      1,050,210
Regional Transportation District COP, Series 02A AMBAC
2.30%, 12/01/22                                                                     2,400      2,359,248
Todd Creek Farms Metropolitan District No. 1 Water Revenue, Series 04
5.60%, 12/01/14                                                                       260        256,282
Wheatlands Metropolitan District No. 002 (Limited Tax), Series 05
6.00%, 12/01/25                                                                       500        500,610
                                                                                            ------------
                                                                                               5,215,200
                                                                                            ------------
Connecticut-1.2%
Connecticut GO, Series 03G MBIA
5.00%, 3/15/10                                                                      1,500      1,592,880
Connecticut State Development Authority PCR, Series 96 AMBAC AMT
3.35%, 5/01/31                                                                      1,730      1,692,563
                                                                                            ------------
                                                                                               3,285,443
                                                                                            ------------
District of Columbia-0.6%
District of Columbia GO, Series 03A MBIA
5.50%, 6/01/10                                                                      1,480      1,596,224
                                                                                            ------------

Florida-2.9%
Bartram Park CDD, Series 05
4.875%, 5/01/15                                                                       100         99,753
Dade County School District, Series 94 MBIA
5.00%, 8/01/12                                                                      1,100      1,182,951
Fishhawk CDD, Series 04B
5.125%, 11/01/09                                                                      260        260,242
Florida Board of Education (Public Education), Series 03B
5.00%, 6/01/09                                                                      1,340      1,411,770
Hammock Bay CDD, Series 04B
5.375%, 5/01/11                                                                       225        224,372
Heritage Isle at Viera CDD, Series 04B
5.00%, 11/01/09                                                                       220        218,988
Huntington CDD, Series 04B
5.00%, 5/01/09                                                                        300        298,596
Lake Ashton II CDD, Series 05B
4.875%, 11/01/10                                                                      100         99,551
Live Oak CDD No. 001, Series 03B
5.30%, 5/01/08                                                                         85         85,205
Meadow Pointe III CDD, Series 04B
5.00%, 5/01/09                                                                        170        169,640
Meadow Woods CDD, Series 04B
5.25%, 5/01/11                                                                        100         99,745
Midtown Miami Florida CDD, Series 04A
6.00%, 5/01/24                                                                        280        290,707
Monterra CDD,
Series 05 BANS
5.00%, 6/01/06                                                                        120        120,197
Series 05B
5.00%, 11/01/10                                                                       340        340,160
Overoaks CDD, Series 04B
5.125%, 5/01/09                                                                       200        199,892
Parkway Center CDD, Series 04B
5.625%, 5/01/14                                                                       200        206,732
Paseo CDD, Series 05B
4.875%, 5/01/10                                                                       550        544,197
Seacoast Utility Authority, Series 01 FGIC
5.25%, 3/01/10                                                                      1,210      1,295,136
South Bay CDD, Series 05B-2
5.375%, 5/01/13                                                                       100        100,357
Tern Bay CDD, Series 05B
5.00%, 5/01/15                                                                        450        453,362
Villages of Westport CDD, Series 05A
5.125%, 5/01/15                                                                       265        264,891
                                                                                            ------------
                                                                                               7,966,444
                                                                                            ------------
Georgia-0.1%
Cobb County Development Authority SWDR (Georgia Waste Management Project),
   Series 04A
3.10%, 4/01/33                                                                        185        183,033
                                                                                            ------------
Guam-0.1%
Guam Waterworks Authority COP, Series 05
5.18%, 7/01/15                                                                        295        291,619
                                                                                            ------------
Hawaii-1.8%
Hawaii GO,
Series 02CY FSA
5.25%, 2/01/09                                                                      1,800      1,897,110
Series DG AMBAC
5.00%, 7/01/13                                                                      2,940      3,170,173
                                                                                            ------------
                                                                                               5,067,283
                                                                                            ------------
Illinois-0.8%
Chicago GO (Emergency Telephone System), Series 99 FGIC
5.00%, 1/01/09                                                                      1,135      1,186,177
Hodgkins Illinois Tax Increment Revenue (Senior Lien), Series 05
5.00%, 1/01/11                                                                      1,000      1,039,330
Pingree Grove Village Special Service Area No. 1 (Cambridge Lakes Project),
   Series 05-1
5.25%, 3/01/15                                                                        100        100,225
                                                                                            ------------
                                                                                               2,325,732
                                                                                            ------------
Indiana-0.6%
Elkhart County, Series 04 MBIA
5.25%, 12/01/21                                                                     1,215      1,298,143
Rockport PCR (Indiana Michigan Power Co. Project), Series 03C
2.625%, 4/01/25                                                                       220        217,903
                                                                                            ------------
                                                                                               1,516,046
                                                                                            ------------
Kansas-0.2%
Wyandotte County/ Kansas City Unified Government Special Obligation
   (Sales Tax), Series 05B
4.75%, 12/01/16                                                                       610        620,138
                                                                                            ------------
Kentucky-0.5%
Kentucky Property & Buildings Tax Lease Revenue, Series 02
5.375%, 2/01/08                                                                     1,265      1,314,310
                                                                                            ------------
Louisiana-0.2%
New Orleans Sewage Service Revenue Series 05 BANS
3.00%, 7/26/06                                                                        700        675,689
                                                                                            ------------

Maryland-0.2%
Tax Exempt Municipal Infrastructure, Series 04A
3.80%, 5/01/08(a)                                                                     615        611,771
                                                                                            ------------
Massachusetts-3.6%
Massachusetts GO, Series 05B
5.00%, 8/01/12                                                                      3,150      3,370,279
Series 00B Prerefunded 6/01/10 @ 100
5.75%, 6/01/12                                                                      1,500      1,640,370
Series 02A MBIA
5.50%, 2/01/09                                                                      2,735      2,907,031
Route 3 North Transportation Improvement Association, Series 00 MBIA
5.375%, 6/15/33                                                                     1,925      2,076,575
                                                                                            ------------
                                                                                               9,994,255
                                                                                            ------------
Michigan-1.0%
Michigan State Trunk Line Fund, Series 05B
5.00%, 9/01/12                                                                      2,510      2,695,163
                                                                                            ------------
Minnesota-1.3%
Minneapolis School District No. 001, Series 97
5.00%, 2/01/14                                                                      1,000      1,002,640
Minnesota State Housing Finance Agency, Residential Housing, Series 03L-2
2.35%, 1/01/31                                                                      2,350      2,317,476
St. Paul Minnesota Housing & Redevelopment Authority, Hospital Revenue
   (Health East Project), Series 05
5.15%, 11/15/20                                                                       310        313,553
                                                                                            ------------
                                                                                               3,633,669
                                                                                            ------------
Missouri-1.6%
St. Louis Airport Revenue (Airport Development Program), Series 01A MBIA
5.625%, 7/01/19                                                                     4,000      4,416,160
                                                                                            ------------
Nevada-3.9%
Clark County Improvement District (Special Assessment Summerlin No. 151),
Series 05
4.05%, 8/01/10                                                                        670        663,246
Clark County PCR (Southern California Edison Co.), Series 00C AMT
3.25%, 6/01/31                                                                        335        324,742
Clark County School District, Series 01A FSA
2.92%, 6/15/21                                                                      5,100      5,100,000
Henderson Local Improvement Districts No. T-16, Series 05
4.75%, 3/01/13                                                                         35         34,868
Las Vegas Local Improvement Bonds (District No. 607), Series 04
5.35%, 6/01/12                                                                        250        254,865
Nevada GO, Series 05A
5.00%, 2/01/12                                                                      4,100      4,386,180
                                                                                            ------------
                                                                                              10,763,901
                                                                                            ------------
New Jersey-5.0%
Gloucester County Industrial PCR (Pollution Control-Exxonmobil), Series 03
2.80%, 1/01/22                                                                      3,500      3,500,000
New Jersey Economic Development Authority (Cigarette Tax), Series 04
5.00%, 6/15/07                                                                        600        610,044
Series 04 FSA
5.00%, 6/15/10                                                                        830        875,302
Series 01A MBIA
5.00%, 7/01/11                                                                      1,645      1,760,298
New Jersey GO, Series 05M AMBAC
5.25%, 7/15/11                                                                      2,000      2,166,240
New Jersey Transportation Trust Fund Authority (Transportation Systems),
Series 01C FSA
5.50%, 12/15/11                                                                     1,000      1,096,440
Series 03A AMBAC
5.50%, 12/15/13                                                                     1,775      1,963,966
Series 03C
5.50%, 6/15/21                                                                      1,465      1,630,765
                                                                                            ------------
                                                                                              13,603,055
                                                                                            ------------

New York-2.2%
New York City GO, Series 04B
5.00%, 8/01/12                                                                      1,315      1,395,846
Series 04G
5.00%, 8/01/08                                                                        565        586,436
Series 04H
5.00%, 8/01/11                                                                      1,645      1,741,101
New York State Dormitory Authority (Mount Sinai New York University Health),
   Series 00C
5.00%, 7/01/11                                                                        600        606,606
New York Thruway Authority, Service Contract Revenue, (Local Highway &
   Bridge), Series 63A
5.00%, 3/15/09                                                                        850        889,117
New York Tobacco Settlement Financing Corp., Series 03C-1
5.25%, 6/01/13                                                                        815        848,122
                                                                                            ------------
                                                                                               6,067,228
                                                                                            ------------
North Carolina-0.2%
North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue,
   Series 93 ACA
5.50%, 1/01/10                                                                        385        409,467
                                                                                            ------------
Ohio-1.2%
Cleveland Municipal School District, Series 04, FSA
5.25%, 12/01/19                                                                     1,000      1,083,230
Ohio State (Highway Capital Improvements), Series 02G
5.00%, 5/01/11                                                                      1,740      1,860,391
Port Authority of Columbiana County SWFR (Liberty Waste Transportation LLC
   Project), Series 04A
7.00%, 8/01/21                                                                        300        300,552
                                                                                            ------------
                                                                                               3,244,173
                                                                                            ------------
Oregon-0.6%
Oregon Department of Transportation (Regional Light Rail Extension-Westside)
   AMBAC
5.00%, 6/01/09                                                                      1,515      1,596,143
                                                                                            ------------
Pennsylvania-4.1%
Allegheny County Airport Revenue (Pittsburgh Int'l Airport), Series 97 MBIA
   AMT
5.75%, 1/01/06                                                                        650        651,125
Allegheny County Redevelopment Authority (Pittsburgh Mills Project),
   Series 04
5.10%, 7/01/14                                                                        280        287,317
Beaver County IDA PCR (Cleveland Electric Project), Series 98
3.75%, 10/01/30                                                                       280        281,781
Delaware Valley Regional Finance Authority, Series 97A, AMBAC
5.44%, 7/01/27                                                                      1,165      1,191,550
Montgomery County IDA (Whitemarsh Continuing Care Project), Series 05
6.00%, 2/01/21                                                                        265        278,618
Pennsylvania GO,
Series 03
5.00%, 1/01/13                                                                      1,420      1,534,821
Series 03 MBIA
5.00%, 7/01/11                                                                      4,310      4,623,337
Philadelphia Authority for IDR (Leadership Learning Partners), Series 05A
4.60%, 7/01/15                                                                        300        295,812
Philadelphia GO, Series 03A XLCA
5.00%, 2/15/11                                                                      2,000      2,130,500
                                                                                            ------------
                                                                                              11,274,861
                                                                                            ------------
Rhode Island-0.1%
Rhode Island Industrial Facilities Corporation SWDR (Waste Management, Inc.
   Project), Series 04A AMT
2.75%, 4/01/16                                                                        200        199,008
                                                                                            ------------
South Carolina-3.1%
Richland County School District No. 001, Series 03 FSA SCSDE
4.75%, 3/01/09                                                                      1,130      1,179,539
South Carolina Public Service Authority, Series 05A FGIC
5.00%, 1/01/11                                                                      3,515      3,756,305
5.25%, 1/01/20                                                                      1,000      1,086,340
Western Carolina Regional Sewer Authority Sewer System Revenue, Series 05B
   FSA
5.00%, 3/01/12                                                                      1,000      1,077,550
York County School District No. 003 (Rock Hill School District), Series 03
   SCSDE
5.00%, 3/01/10                                                                      1,335      1,415,340
                                                                                            ------------
                                                                                               8,515,074
                                                                                            ------------
Texas-3.8%
Brazos River Authority PCR (Texas Utilities Electric Co.), Series 95B AMT
5.05%, 6/01/30                                                                        230        231,467
Dallas GO, Series 05
5.00%, 2/15/12                                                                      3,350      3,581,284
Gulf Coast Waste Disposal Authority, Series 03D
3.20%, 4/01/12                                                                        190        189,536
Houston GO, Series 02 MBIA
5.00%, 3/01/09                                                                      2,750      2,880,295
Katy Development Authority (Metro Contract), Series 99A
5.75%, 6/01/09                                                                        375        387,064
Red River Education Finance Revenue (Parish Day School Project), Series 01A
3.10%, 12/01/31                                                                     1,400      1,391,964
San Antonio Electric & Gas, Series 01
5.25%, 2/01/09                                                                      1,600      1,685,328
                                                                                            ------------
                                                                                              10,346,938
                                                                                            ------------

Utah-0.5%
Alpine School District, Series 02
5.00%, 3/15/11                                                                      1,340      1,430,035
                                                                                            ------------
Virginia-0.7%
Virginia College Building Authority (21st Century College & Equipment),
Series 05
5.00%, 2/01/10                                                                      1,800      1,910,646
                                                                                            ------------
Washington-2.4%
Central Puget Sound Regional Transportation Authority Sales & Use
   Tax Revenue, Series 05A AMBAC
5.00%, 11/01/26                                                                     2,085      2,172,257
Seattle Municipal Light & Power Revenue, Series 01 FSA
5.50%, 3/01/09                                                                      1,000      1,063,520
Washington GO (Motor Vehicle Fuel Tax), Series 02C FSA
5.00%, 1/01/12                                                                      2,000      2,140,180
Washington Public Power Supply System (Nuclear Project No. 2), Series 98A
5.75%, 7/01/09                                                                      1,100      1,180,487
                                                                                            ------------
                                                                                               6,556,444
                                                                                            ------------
Total Municipal Bonds
(cost $147,343,501)                                                                          146,422,727
                                                                                            ------------

                                                                                   Shares   U.S. $ Value
                                                                                  -------   ------------
COMMON STOCKS-45.8%

Finance-12.5%
Banking-6.0%
Allied Irish Banks PLC                                                             12,963        279,239
Anglo Irish Bank Corp. PLC                                                         18,070        248,720
Banco Bilbao Vizcaya Argentaria, SA                                                22,961        404,387
Bank Hapoalim, Ltd.                                                                52,400        228,237
Bank of America Corp.                                                              35,062      1,608,995
Barclays PLC                                                                       40,200        408,286
BNP Paribas, SA                                                                     8,754        689,822
Citigroup, Inc.                                                                    43,600      2,116,780
Credit Agricole, SA                                                                 7,500        225,961
Credit Suisse Group                                                                17,917        869,149
EFG Eurobank Ergasias                                                               4,113        130,701
Fannie Mae                                                                         11,100        533,355
Freddie Mac                                                                         7,600        474,620
HBOS PLC                                                                           22,470        337,944
HSBC Holdings PLC                                                                       1             16
Huntington Bancshares, Inc.                                                         9,600        230,016
J.P. Morgan Chase & Co.                                                            27,300      1,044,225
KeyCorp                                                                             2,600         86,216
Kookmin Bank                                                                        4,500        295,841
Kookmin Bank (ADR)                                                                  1,600        105,584
Mellon Financial Corp.                                                              9,400        316,216
Mitsubishi UFJ Financial Group, Inc.                                                   28        351,772
National City Corp.                                                                10,100        342,491
Northern Trust Corp.                                                                8,200        432,058
PNC Financial Services Group, Inc.                                                  1,800        114,786
Royal Bank of Scotland Group PLC                                                   14,400        409,541
Shinhan Financial Group Co., Ltd.                                                   6,500        249,703
Societe Generale                                                                    2,500        296,459
Standard Chartered PLC                                                             17,370        370,568
Sumitomo Mitsui Financial Group, Inc.                                                 107      1,004,342
SunTrust Banks, Inc.                                                                5,300        385,522
U.S. Bancorp                                                                        9,400        284,632
UBS AG                                                                              5,470        503,309
Wachovia Corp.                                                                     15,400        822,360
Wells Fargo & Co.                                                                   6,700        421,095
                                                                                            ------------
                                                                                              16,622,948
                                                                                            ------------
Financial Services-2.4%
Aeon Credit Service Co., Ltd.                                                       2,400        180,732
Aiful Corp.                                                                            25          1,892
Countrywide Financial Corp.                                                         3,900        135,759
Federated Investors, Inc. Cl B                                                      6,300        230,202
Franklin Resources, Inc.                                                            8,700        808,056
Legg Mason, Inc.                                                                    6,000        735,900
Lehman Brothers Holdings, Inc.                                                      3,000        378,000
MBIA, Inc.                                                                          2,800        172,984
Merrill Lynch & Co., Inc.                                                          17,000      1,129,140
Morgan Stanley                                                                     11,600        649,948
Nomura Securities Co., Ltd.                                                        17,000        282,466
ORIX Corp.                                                                          2,700        579,106
The Goldman Sachs Group, Inc.                                                       9,200      1,186,432
Waddell & Reed Financial, Inc. Cl.A                                                 4,700        100,298
                                                                                            ------------
                                                                                               6,570,915
                                                                                            ------------

Insurance-3.7%
ACE, Ltd.                                                                           6,500        360,750
AFLAC, Inc.                                                                         6,500        312,000
American International Group, Inc.                                                 24,550      1,648,287
Assurances Generales de France                                                      5,000        486,882
Aviva PLC                                                                          29,229        345,696
Friends Provident PLC                                                              52,810        173,530
Genworth Financial, Inc. Cl.A                                                       7,900        272,155
ING Groep NV                                                                       32,607      1,053,376
MetLife, Inc.                                                                       7,100        365,224
Muenchener Rueckversicherungs-Gesellschaft AG                                       3,500        456,630
QBE Insurance Group, Ltd.                                                          13,111        183,841
Swiss Re                                                                            3,091        227,553
The Allstate Corp.                                                                  1,100         61,710
The Chubb Corp.                                                                     3,600        348,624
The Hartford Financial Services Group, Inc.                                         4,900        428,113
The Progressive Corp.                                                               3,650        448,914
The St. Paul Travelers Cos., Inc.                                                   9,533        443,570
Torchmark Corp.                                                                     3,000        162,360
UnitedHealth Group, Inc.                                                           23,600      1,412,696
WellPoint, Inc.(b)                                                                 11,400        875,862
                                                                                            ------------
                                                                                              10,067,773
                                                                                            ------------
Wholesale & International Trade-0.4%
Li & Fung, Ltd.                                                                   114,000        229,672
Mitsubishi Corp.                                                                   33,200        674,781
Mitsui & Co., Ltd.                                                                 19,000        233,068
                                                                                            ------------
                                                                                               1,137,521
                                                                                            ------------
                                                                                              34,399,157
                                                                                            ------------
Technology-7.7%
Data Processing-4.4%
Agere Systems, Inc.(b)                                                             10,000        131,800
Apple Computer, Inc.(b)                                                            32,200      2,183,804
Arrow Electronics, Inc.(b)                                                          6,500        201,500
Asustek Computer, Inc.                                                             49,100        138,690
Avnet, Inc.(b)                                                                      9,200        207,000
Canon, Inc.                                                                         9,000        504,950
CapGemini(b)                                                                        8,091        319,706
Dell, Inc.(b)                                                                      17,700        533,832
Electronic Arts, Inc.(b)                                                           16,300        918,668
Electronic Data Systems Corp.                                                      12,200        281,210
Google, Inc. Cl.A(b)                                                                5,510      2,231,495
Hewlett-Packard Co.                                                                29,000        860,430
Infosys Technologies, Ltd.                                                          3,674        214,962
International Business Machines Corp.                                               2,300        204,470
Marvell Technology Group, Ltd.(b)                                                  22,100      1,227,434
Microsoft Corp.                                                                    15,500        429,505
Network Appliance, Inc.(b)                                                         15,200        442,624
Sanmina-SCI Corp.(b)                                                               47,600        197,064
SAP AG                                                                              1,624        293,089
Solectron Corp.(b)                                                                 65,400        234,786
Tech Data Corp.(b)                                                                  5,900        231,929
                                                                                            ------------
                                                                                              11,988,948
                                                                                            ------------
Electrical & Electronics-2.7%
ADC Telecommunications, Inc.(b)                                                     4,628         94,550
Broadcom Corp. Cl.A(b)                                                             29,200      1,358,968
Corning, Inc.(b)                                                                   63,800      1,291,950
Hon Hai Precision Industry Co., Ltd. (GDR)(a)                                       4,513         45,356
Hoya Corp.                                                                         16,700        601,981
Juniper Networks, Inc.(b)                                                          55,700      1,252,693
QUALCOMM, Inc.                                                                     45,800      2,082,526
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 44,555        426,837
Telefonaktiebolaget LM Ericsson Cl.B(c)                                            59,803        194,224
Tellabs, Inc.(b)                                                                   24,400        250,344
                                                                                            ------------
                                                                                               7,599,429
                                                                                            ------------
Electronic Components & Instruments-0.6%
Compal Electronics, Inc. (GDR)(a)                                                  64,925        305,797
Flextronics International, Ltd.(b)                                                 27,300        281,736
Intel Corp.                                                                         9,000        240,120
Keyence Corp.                                                                         600        152,272
Samsung Electronics Co., Ltd.                                                         360        207,075
Texas Instruments, Inc.                                                            13,900        451,472
                                                                                            ------------
                                                                                               1,638,472
                                                                                            ------------
                                                                                              21,226,849
                                                                                            ------------

Consumer Cyclical-5.4%
Appliances & Household Durables-0.1%
Newell Rubbermaid, Inc.                                                             6,600        152,262
                                                                                            ------------
Broadcasting & Publishing-1.7%
Comcast Corp. Cl.A Special(b)                                                      13,400        348,936
Grupo Televisa, SA (ADR)                                                            2,500        198,500
Naspers, Ltd.                                                                       8,949        143,268
The E.W. Scripps Co. Cl.A                                                          13,100        607,185
The Walt Disney Co.                                                                 2,600         64,818
Time Warner, Inc.                                                                  39,200        704,816
Viacom, Inc. Cl.B                                                                  14,500        484,300
WPP Group PLC                                                                      15,404        151,189
Yahoo!, Inc.(b)                                                                    50,100      2,015,523
                                                                                            ------------
                                                                                               4,718,535
                                                                                            ------------
Business & Public Services-0.0%
The Interpublic Group of Cos., Inc.(b)                                             15,900        148,188
                                                                                            ------------
Leisure & Tourism-0.7%
Aristocrat Leisure, Ltd.                                                           20,946        189,997
Carnival Corp.                                                                      9,850        536,726
Enterprise Inns PLC                                                                14,952        224,936
Greek Organisation of Football Prognostics, SA                                      2,367         74,538
McDonald's Corp.                                                                   16,100        544,985
Starbucks Corp.(b)                                                                 10,200        310,590
Whitbread PLC                                                                      10,628        172,612
                                                                                            ------------
                                                                                               2,054,384
                                                                                            ------------
Merchandising-2.5%
eBay, Inc.(b)                                                                      36,200      1,622,122
Esprit Holdings, Ltd.                                                              50,000        350,925
Limited Brands, Inc.                                                                9,200        204,700
Lowe's Cos., Inc.                                                                  17,400      1,174,152
Marks & Spencer Group PLC                                                          19,152        150,780
Office Depot, Inc.(b)                                                              14,700        436,296
Shimamura Co., Ltd.                                                                 1,200        144,509
Takashimaya Co., Ltd.                                                              15,000        231,968
Target Corp.                                                                       27,800      1,487,578
Wal Mart de Mexico SA de CV Series V                                               18,100         98,241
Whole Foods Market, Inc.                                                            3,600        530,208
Yamada Denki Co., Ltd.                                                              3,100        317,660
                                                                                            ------------
                                                                                               6,749,139
                                                                                            ------------
Recreation & Other Consumer-0.1%
Mattel, Inc.                                                                       12,500        208,125
                                                                                            ------------
Textiles & Apparel-0.3%
Compagnie Financiere Richemont AG Cl.A                                              8,488        334,686
Jones Apparel Group, Inc.                                                           7,500        215,700
V. F. Corp.                                                                         3,300        186,945
                                                                                            ------------
                                                                                                 737,331
                                                                                            ------------
                                                                                              14,767,964
                                                                                            ------------
Medical-4.8%
Health & Personal Care-4.8%
Alcon, Inc.                                                                        12,400      1,738,480
Amgen, Inc.(b)                                                                      9,600        776,928
Caremark Rx, Inc.(b)                                                                4,600        236,394
Eli Lilly & Co.                                                                     3,900        196,950
Genentech, Inc.(b)                                                                 17,300      1,654,226
Gilead Sciences, Inc.(b)                                                            9,800        496,762
GlaxoSmithKline PLC                                                                25,793        637,436
HCA, Inc.                                                                           7,000        356,930
Johnson & Johnson                                                                   3,000        185,250
Luxottica Group SpA                                                                 9,566        235,630
Medco Health Solutions, Inc.(b)                                                     3,000        160,950
Merck & Co., Inc.                                                                  19,700        579,180
Nobel Biocare Holding AG                                                            1,525        346,529
Novartis AG                                                                        12,303        643,002
Pfizer, Inc.                                                                       55,600      1,178,720
Roche Holdings AG                                                                   4,199        628,465
Sanofi-Synthelabo, SA                                                               4,661        374,859
St. Jude Medical, Inc.(b)                                                          20,900        998,393
Takeda Pharmaceutical Co., Ltd.                                                     2,600        142,417
Tenet Healthcare Corp.(b)                                                          11,000         86,020
Teva Pharmaceutical Industries, Ltd. (ADR)                                         26,800      1,095,584
Zimmer Holdings, Inc.(b)                                                            7,150        448,090
                                                                                            ------------
                                                                                              13,197,195
                                                                                            ------------

Energy-4.2%
Energy Equipment & Services-1.0%
ENSCO International, Inc.                                                           5,500        260,480
Halliburton Co.                                                                    22,600      1,438,490
Nabors Industries, Ltd.(b)                                                         12,200        854,122
Schlumberger, Ltd.                                                                  2,700        258,471
                                                                                            ------------
                                                                                               2,811,563
                                                                                            ------------
Energy Sources-3.2%
BP PLC                                                                             33,500        367,800
Canadian Natural Resources, Ltd.                                                    9,200        416,924
ChevronTexaco Corp.                                                                17,000        974,270
China Petroleum & Chemical Corp. Cl.H                                             426,000        192,017
China Shenhua Energy Co., Ltd. Cl.H(b)                                            161,500        179,712
ConocoPhillips                                                                     14,200        859,242
Eni SpA                                                                            29,208        791,433
Exxon Mobil Corp.                                                                  44,300      2,570,729
MOL Magyar Olaj-es Gazipari Rt.                                                     1,700        160,940
Norsk Hydro ASA                                                                     1,626        162,366
Occidental Petroleum Corp.                                                          5,100        404,430
Petroleo Brasileiro, SA(ADR)                                                        9,800        618,080
PTT Public Co., Ltd.                                                               19,700        103,169
Repsol YPF, SA                                                                     12,900        378,771
Total, SA                                                                           2,572        641,693
                                                                                            ------------
                                                                                               8,821,576
                                                                                            ------------
                                                                                              11,633,139
                                                                                            ------------
Capital Equipment-3.5%
Aerospace & Defense-1.0%
BAE Systems PLC                                                                    68,233        397,855
European Aeronautic Defence & Space Co.                                             8,520        314,109
Goodrich Corp.                                                                      5,700        219,564
Lockheed Martin Corp.                                                               3,200        193,920
Northrop Grumman Corp.                                                              6,400        367,168
The Boeing Co.                                                                     15,700      1,070,583
                                                                                            ------------
                                                                                               2,563,199
                                                                                            ------------
Automobiles-1.1%
Autoliv, Inc.                                                                       4,900        214,424
BorgWarner, Inc.                                                                    2,300        138,000
Continental AG                                                                      6,200        525,063
Cooper Tire & Rubber Co.                                                            4,400         64,724
Denso Corp.                                                                        11,800        362,623
Honda Motor Co., Ltd.                                                               9,300        517,396
Hyundai Motor Co., Ltd.                                                             3,300        270,772
Johnson Controls, Inc.                                                                800         55,560
Lear Corp.                                                                          5,200        144,768
Renault, SA                                                                         6,400        497,398
Toyota Motor Corp.                                                                  5,900        284,927
                                                                                            ------------
                                                                                               3,075,655
                                                                                            ------------
Industrial Components-0.1%
Eaton Corp.                                                                         4,000        254,880
Sumitomo Electric Industries, Ltd.                                                  7,100         97,943
                                                                                            ------------
                                                                                                 352,823
                                                                                            ------------
Machinery & Engineering-0.1%
MAN AG                                                                              4,500        224,058
                                                                                            ------------
Multi-Industry-1.2%
Crane Co.                                                                           3,400        107,950
General Electric Co.                                                               70,000      2,500,400
Hubbell, Inc. Cl.B                                                                  4,000        194,040
SPX Corp.                                                                           4,200        197,736
Textron, Inc.                                                                       3,200        252,480
                                                                                            ------------
                                                                                               3,252,606
                                                                                            ------------
                                                                                               9,468,341
                                                                                            ------------
Consumer Staples-2.9%
Beverages & Tobacco-0.9%
Altria Group, Inc.                                                                 11,900        866,201
Japan Tobacco, Inc.                                                                    29        387,980
Kraft Foods, Inc. Cl A                                                              4,900        141,806
PepsiCo, Inc.                                                                       3,600        213,120
SABMiller PLC                                                                      20,466        361,686
The Coca-Cola Co.                                                                  10,400        443,976
UST, Inc.                                                                           4,900        189,042
                                                                                            ------------
                                                                                               2,603,811
                                                                                            ------------

Food & Household Products-2.0%
ConAgra Foods, Inc.                                                                13,300        285,950
Delhaize Group                                                                      4,700        296,790
General Mills, Inc.                                                                 5,800        275,674
J Sainsbury PLC                                                                    57,100        279,981
Nestle, SA                                                                          1,969        581,390
Safeway, Inc.                                                                      13,000        302,250
SUPERVALU, Inc.                                                                     8,200        268,304
Tate & Lyle PLC                                                                    15,500        146,582
The Clorox Co.                                                                      4,500        244,260
The Kroger Co.(b)                                                                  14,500        282,170
The Procter & Gamble Co.                                                           34,600      1,978,774
Walgreen Co.                                                                       10,000        456,800
                                                                                            ------------
                                                                                               5,398,925
                                                                                            ------------
                                                                                               8,002,736
                                                                                            ------------
Industrial Commodities-1.7%
Chemical-0.2%
E.I. du Pont de Nemours & Co.                                                       3,400        145,350
PPG Industries, Inc.                                                                4,200        255,066
The Lubrizol Corp.                                                                  4,000        168,840
                                                                                            ------------
                                                                                                 569,256
                                                                                            ------------
Forest & Paper-0.4%
Georgia-Pacific Corp.                                                               7,400        349,946
Kimberly-Clark Corp.                                                                4,600        271,308
Svenska Cellulosa AB Cl.B(c)                                                        7,000        242,592
Votorantim Celulose e Papel, SA (ADR)                                               7,000         86,310
                                                                                            ------------
                                                                                                 950,156
                                                                                            ------------
Metal - Nonferrous-0.3%
BHP Billiton PLC                                                                   19,840        296,820
Xstrata PLC                                                                        17,850        404,804
                                                                                            ------------
                                                                                                 701,624
                                                                                            ------------
Metal - Steel-0.6%
Arcelor                                                                            20,940        498,913
JFE Holdings, Inc.                                                                 14,000        440,215
POSCO                                                                               2,500        498,614
United States Steel Corp.                                                           6,300        299,880
                                                                                            ------------
                                                                                               1,737,622
                                                                                            ------------
Miscellaneous Materials-0.2%
Nitto Denko Corp.                                                                   5,600        382,487
Owens-Illinois, Inc.(b)                                                             8,400        182,700
                                                                                            ------------
                                                                                                 565,187
                                                                                            ------------
                                                                                               4,523,845
                                                                                            ------------
Telecommunications-1.2%
America Movil SA de CV (ADR)                                                       11,800        338,896
AT&T, Inc.                                                                         13,200        328,812
BellSouth Corp.                                                                     4,500        122,670
Crown Castle International Corp.(b)                                                 9,700        265,780
Orascom Telecom Holding SAE (GDR)(a)                                                1,552         77,988
Singapore Telecommunications, Ltd.                                                270,580        400,743
Sprint Corp.                                                                       25,300        633,512
Verizon Communications, Inc.                                                       28,100        898,638
Vodafone Group PLC                                                                156,400        336,507
                                                                                            ------------
                                                                                               3,403,546
                                                                                            ------------
Transportation-0.5%
Transportation- Road & Rail-0.5%
Burlington Northern Santa Fe Corp.                                                  5,500        363,990
CSX Corp.                                                                           6,000        291,840
Norfolk Southern Corp.                                                              8,700        384,888
Union Pacific Corp.                                                                 2,500        191,350
                                                                                            ------------
                                                                                               1,232,068
                                                                                            ------------
Construction & Housing-0.6%
Building Materials-0.4%
CRH PLC                                                                            13,949        368,831
Martin Marietta Materials, Inc.                                                     3,100        232,841
Masco Corp.                                                                         7,000        208,390
Rinker Group, Ltd.                                                                 17,386        199,119
Wolseley PLC                                                                        6,223        131,996
                                                                                            ------------
                                                                                               1,141,177
                                                                                            ------------
Construction & Housing-0.2%
George Wimpey PLC                                                                  16,200        122,328
Persimmon PLC                                                                       6,000        114,017
Taylor Woodrow PLC                                                                 21,700        127,330
Vinci, SA                                                                           2,393        190,374
                                                                                            ------------
                                                                                                 554,049
                                                                                            ------------
                                                                                               1,695,226
                                                                                            ------------

Utilities-0.8%
Electric & Gas-0.8%
American Electric Power Co., Inc.                                                   7,900        288,666
Constellation Energy Group, Inc.                                                    4,600        243,754
E.ON AG                                                                             3,200        304,318
Endesa, SA                                                                         15,600        404,732
Entergy Corp.                                                                       4,000        280,000
Northeast Utilities                                                                 7,600        141,208
Pinnacle West Capital Corp.                                                         6,000        248,940
Wisconsin Energy Corp.                                                              6,000        227,700
                                                                                            ------------
                                                                                               2,139,318
                                                                                            ------------
Total Common Stocks
(cost $104,079,748)                                                                          125,689,384
                                                                                            ------------

                                                                                Principal
                                                                                  Amount
                                                                                  (000)     U.S. $ Value
                                                                                ---------   ------------
SHORT-TERM INVESTMENTS-1.0%

Short Term Municipal Notes (d)-0.6%
Alaska-0.2%
Valdez Marine Terminal Revenue (BP Pipelines, Inc. Project), Series 03A
3.00%, 6/01/37                                                                    $  550    $    550,000
                                                                                            ------------
Oklahoma-0.4%
Tulsa County Industrial Authority (First Mortgage Montercau), Series 02A
3.00%, 7/01/32                                                                     1,050       1,050,000
                                                                                            ------------
Total Short-Term Municipal Notes
(amortized cost $1,600,000)                                                                    1,600,000
                                                                                            ------------
Time Deposit-0.4%
State Street Euro Dollar
3.35%, 12/01/05                                                                    1,280       1,280,000
                                                                                            ------------
Total Short-Term Investments
(amortized cost $2,880,000)                                                                    2,880,000
                                                                                            ------------
Total Investments-100.2%
(cost $254,303,249)                                                                          274,992,111
Other assets less liabilities-(0.2%)                                                            (661,547)
                                                                                            ------------
Net Assets-100%                                                                             $274,330,564
                                                                                            ------------

     INTEREST RATE SWAP TRANSACTIONS

                                                          Rate Type
                    Notional                 -----------------------------------     Unrealized
                     Amount    Termination    Payments made    Payments received    Appreciation/
Swap Counterparty     (000)        Date      by the Strategy    by the Strategy    (Depreciation)
-----------------   --------   -----------   ---------------   -----------------   --------------
Citigroup             1,200       6/22/07          BMA*              2.962%           $(7,503)
Goldman Sachs         3,200       2/03/06       76.48% of             BMA*             (2,358)
                                             1 month LIBOR +
JP Morgan             1,100       4/05/07          BMA*              2.988%            (5,196)
Merrill Lynch         3,200       2/03/06          BMA*            85.10% of            5,472
                                                                1 month LIBOR +
Morgan Stanley          700       4/06/06          BMA*              3.081%              220
Morgan Stanley          700      10/06/06          BMA*              3.217%             (138)

* BMA (Bond Market Association)

+ LIBOR (London Interbank Offered Rate)

FORWARD EXCHANGE CURRENCY CONTRACTS

                                U.S. $
                    Contract   Value on    U.S. $
                     Amount    Original    Current    Unrealized
                      (000)      Date       Value    Appreciation
-----------------   --------   --------   --------   ------------
Sale Contracts:
Swedish Krona,
settling 12/15/05     1,680    $211,299   $208,287      $3,012

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate market value of these securities amounted to $1,040,912 or 0.4% of net assets.

(b)  Non-income producing security.

(c) Positions, or portion thereof, with an aggregate market value of $436,816 have been segregated to collateralize open forward exchange currency contracts.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary of Terms:
ACA      - American Capital Access Financial Guaranty Corporation
ADR      - American Depositary Receipt
AMBAC    - American Municipal Bond Assurance Corporation
AMT      - Alternative Minimum Tax - (subject to)
BANS     - Bond Anticipation Notes
CDD      - Community Development District
COP      - Certificate of Participation
FGIC     - Financial Guaranty Insurance Company
FSA      - Financial Security Assurance Inc.
GDR      - Global Depositary Receipt
GO       - General Obligation
IDA      - Industrial Development Authority
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance
PCR      - Pollution Control Revenue
SCSDE    - The South Carolina State Department of Education
ST GTD   - State Guaranteed
SWDR     - Solid Waste Disposal Revenue
SWFR     - Solid Waste Facility Revenue
XLCA     - XL Capital Assurance Inc.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN TAX MANAGED WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                  Shares   U.S. $ Value
-------                                                  ------   ------------
COMMON STOCKS-94.9%

Finance-26.5%
Banking-13.0%
Allied Irish Banks PLC                                   12,020    $   258,925
Anglo Irish Bank Corp. PLC                               16,374        225,376
Banco Bilbao Vizcaya Argentaria, SA                      21,614        380,664
Bank Hapoalim, Ltd.                                      36,000        156,804
Bank of America Corp.                                    33,320      1,529,055
Barclays PLC                                             38,600        392,035
BNP Paribas, SA                                           6,183        487,225
Citigroup, Inc.                                          41,200      2,000,260
Comerica, Inc.                                            4,800        276,816
Credit Agricole, SA                                       9,840        296,461
Credit Suisse Group                                      18,277        886,612
Depfa Bank PLC                                            9,020        135,174
EFG Eurobank Ergasias                                     4,500        142,999
Fannie Mae                                                9,200        442,060
Freddie Mac                                               7,200        449,640
HBOS PLC                                                 24,880        374,190
Huntington Bancshares, Inc.                               8,200        196,472
J.P. Morgan Chase & Co.                                  24,600        940,950
KeyCorp                                                   2,300         76,268
Kookmin Bank                                              3,700        243,247
Kookmin Bank (ADR)                                        1,800        118,782
Mellon Financial Corp.                                    8,100        272,484
Mitsubishi UFJ Financial Group, Inc.                         53        665,853
National City Corp.                                      10,200        345,882
Northern Trust Corp.                                      9,000        474,210
PNC Financial Services Group, Inc.                        1,600        102,032
Royal Bank of Scotland Group PLC                         18,500        526,147
Shinhan Financial Group Co., Ltd.                         5,800        222,812
Societe Generale                                          2,200        260,884
Standard Chartered PLC                                   17,942        382,771
Sumitomo Mitsui Financial Group, Inc.                       103        966,797
SunTrust Banks, Inc.                                      4,100        298,234
U.S. Bancorp                                              9,000        272,520
UBS AG                                                   10,345        951,417
Wachovia Corp.                                           14,800        790,320
Wells Fargo & Co.                                         5,700        358,245
                                                                   -----------
                                                                    16,900,623
                                                                   -----------
Financial Services-4.8%
Aeon Credit Service Co., Ltd.                             2,400        180,732
Countrywide Financial Corp.                               7,500        261,075
Federated Investors, Inc. Cl.B                            5,400        197,316
Franklin Resources, Inc.                                  8,700        808,056
Legg Mason, Inc.                                          5,600        686,840
Lehman Brothers Holdings, Inc.                            2,600        327,600
MBIA, Inc.                                                2,400        148,272
Merrill Lynch & Co., Inc.                                15,100      1,002,942
Morgan Stanley                                           10,600        593,918
Nomura Holdings, Inc.                                    20,200        335,636
ORIX Corp.                                                2,400        514,760
Promise Co., Ltd.                                         1,100         66,323
Prudential Financial, Inc.                                  600         46,440
The Goldman Sachs Group, Inc.                             7,900      1,018,784
Waddell & Reed Financial, Inc. Cl.A                       3,900         83,226
                                                                   -----------
                                                                     6,271,920
                                                                   -----------

Insurance-7.9%
ACE, Ltd.                                                 6,300        349,650
AFLAC, Inc.                                               8,500        408,000
American International Group, Inc.                       27,300      1,832,922
Assurances Generales de France                            5,100        496,620
Aviva PLC                                                28,259        334,224
Friends Provident PLC                                    45,160        148,392
Genworth Financial, Inc. Cl.A                             8,300        285,935
ING Groep NV                                             35,788      1,156,139
MetLife, Inc.                                             6,900        354,936
Muenchener Rueckversicherungs-
   Gesellschaft AG                                        3,200        417,490
QBE Insurance Group, Ltd.                                12,137        170,184
Swiss Re                                                  3,054        224,829
The Allstate Corp.                                        3,600        201,960
The Chubb Corp.                                           3,100        300,204
The Hartford Financial Services Group,
   Inc.                                                   4,400        384,428
The Progressive Corp.                                     3,800        467,362
The St. Paul Travelers Cos., Inc.                         8,693        404,485
Torchmark Corp.                                           2,700        146,124
UnitedHealth Group, Inc.                                 22,400      1,340,864
WellPoint, Inc.(a)                                       11,400        875,862
                                                                    ----------
                                                                    10,300,610
                                                                    ----------
Wholesale & International Trade-0.8%
Li & Fung, Ltd.                                         106,000        213,555
Mitsubishi Corp.                                         30,200        613,807
Mitsui & Co., Ltd.                                       19,000        233,068
                                                                    ----------
                                                                     1,060,430
                                                                    ----------
                                                                    34,533,583
                                                                    ----------
Technology-15.8%
Data Processing-8.9%
Agere Systems, Inc.(a)                                    8,500        112,030
Apple Computer, Inc.(a)                                  31,500      2,136,330
Arrow Electronics, Inc.(a)                                3,100         96,100
Asustek Computer, Inc.                                   43,400        122,589
Avnet, Inc.(a)                                            3,700         83,250
Canon, Inc.                                               8,700        488,118
CapGemini(a)                                              7,666        302,913
Capita Group PLC                                         12,820         86,658
Dell, Inc.(a)                                            20,900        630,344
Electronic Arts, Inc.(a)                                 16,200        913,032
Electronic Data Systems Corp.                            11,000        253,550
EMC Corp.(a)                                              9,300        129,549
Google, Inc. Cl.A(a)                                      5,630      2,280,094
Hewlett-Packard Co.                                      27,000        801,090
Infosys Technologies, Ltd.                                3,954        231,344
International Business Machines Corp.                     3,600        320,040
Marvell Technology Group, Ltd.(a)                        21,100      1,171,894
Microsoft Corp.                                           7,800        216,138
Network Appliance, Inc.(a)                               16,000        465,920
Sanmina-SCI Corp.(a)                                     37,000        153,180
SAP AG                                                    1,452        262,048
Solectron Corp.(a)                                       49,600        178,064
Tech Data Corp.(a)                                        4,000        157,240
                                                                    ----------
                                                                    11,591,515
                                                                    ----------
Electrical & Electronics-5.9%
ADC Telecommunications, Inc.(a)                           4,928        100,679
Broadcom Corp. Cl.A(a)                                   29,100      1,354,314
Corning, Inc.(a)                                         68,300      1,383,075
Hon Hai Precision Industry Co., Ltd.
   (GDR)(b)                                               4,111         41,315
Hoya Corp.                                               15,200        547,911
Juniper Networks, Inc.(a)                                56,400      1,268,436
QUALCOMM, Inc.                                           47,600      2,164,372
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (ADR)                                            41,065        393,403
Telefonaktiebolaget LM Ericsson Cl.B                     55,327        179,687
Tellabs, Inc.(a)                                         24,000        246,240
                                                                    ----------
                                                                     7,679,432
                                                                    ----------

Electronic Components & Instruments-1.0%
Compal Electronics, Inc. (GDR)(b)                        31,334        147,583
Flextronics International, Ltd.(a)                       23,200        239,424
Intel Corp.                                               8,800        234,784
Keyence Corp.                                               500        126,893
Samsung Electronics Co., Ltd.                               300        172,563
Texas Instruments, Inc.                                  14,100        457,968
                                                                    ----------
                                                                     1,379,215
                                                                    ----------
                                                                    20,650,162
                                                                    ----------
Consumer Cyclical-11.0%
Appliances & Household Durables-0.1%
Newell Rubbermaid, Inc.                                   5,800        133,806
                                                                    ----------
Broadcasting & Publishing-3.7%
Comcast Corp.Cl.A(a)                                      5,000        132,000
Comcast Corp.Cl.A Special(a)                             10,600        276,024
Grupo Televisa, SA (ADR)                                  2,400        190,560
Liberty Media Corp. Cl.A(a)                              13,600        104,448
Naspers, Ltd.                                             9,031        144,581
The E.W. Scripps Co. Cl.A                                13,100        607,185
The Walt Disney Co.                                       5,400        134,622
Time Warner, Inc.                                        36,800        661,664
Viacom, Inc. Cl.B                                         9,900        330,660
WPP Group PLC                                            14,205        139,421
Yahoo!, Inc.(a)                                          50,600      2,035,638
                                                                    ----------
                                                                     4,756,803
                                                                    ----------
Business & Public Services-0.1%
The Interpublic Group of Cos., Inc.(a)                   17,700        164,964
                                                                    ----------
Leisure & Tourism-1.4%
Aristocrat Leisure, Ltd.                                 20,797        188,645
Carnival Corp.                                            8,900        484,961
Enterprise Inns PLC                                      14,525        218,513
Greek Organisation of Football
   Prognostics, SA                                        2,121         66,791
McDonald's Corp.                                         14,900        504,365
Starbucks Corp.(a)                                        9,000        274,050
Whitbread PLC                                             6,600        107,192
                                                                    ----------
                                                                     1,844,517
                                                                    ----------
Merchandising-5.2%
eBay, Inc.(a)                                            36,000      1,613,160
Esprit Holdings, Ltd.                                    44,000        308,813
Limited Brands, Inc.                                      7,900        175,775
Lowe's Cos., Inc.                                        17,820      1,202,494
Marks & Spencer Group PLC                                25,654        201,969
Office Depot, Inc.(a)                                    11,600        344,288
Shimamura Co., Ltd.                                       1,300        156,551
Takashimaya Co., Ltd.                                    15,000        231,968
Target Corp.                                             26,750      1,431,393
Wal-Mart de Mexico SA de CV Series V                     25,000        135,692
Whole Foods Market, Inc.                                  4,200        618,576
Yamada Denki Co., Ltd.                                    3,000        307,413
                                                                    ----------
                                                                     6,728,092
                                                                    ----------
Recreation & Other Consumer-0.1%
Mattel, Inc.                                             11,300        188,145
                                                                    ----------
Textiles & Apparel-0.4%
Compagnie Financiere Richemont AG Cl.A                    8,002        315,523
Jones Apparel Group, Inc.                                 6,000        172,560
V. F. Corp.                                               1,400         79,310
                                                                    ----------
                                                                       567,393
                                                                    ----------
                                                                    14,383,720
                                                                    ----------

Medical-10.3%
Health & Personal Care-10.3%
Alcon, Inc.                                              12,000      1,682,400
Amgen, Inc.(a)                                            9,700        785,021
Bristol-Myers Squibb Co.                                  9,600        207,264
Caremark Rx, Inc.(a)                                      4,400        226,116
Eli Lilly & Co.                                           3,700        186,850
Genentech, Inc.(a)                                       16,200      1,549,044
Gilead Sciences, Inc.(a)                                 10,700        542,383
GlaxoSmithKline PLC                                      21,738        537,223
HCA, Inc.                                                 5,200        265,148
Johnson & Johnson                                         2,500        154,375
Luxottica Group SpA                                       9,221        227,132
Medco Health Solutions, Inc.(a)                           6,200        332,630
Merck & Co., Inc.                                        18,800        552,720
Nobel Biocare Holding AG                                  1,496        339,940
Novartis AG                                              11,858        619,745
Pfizer, Inc.                                             47,700      1,011,240
Roche Holdings AG                                         4,155        621,879
Sanofi-Synthelabo, SA                                     5,838        469,518
St. Jude Medical, Inc.(a)                                22,000      1,050,940
Takeda Pharmaceutical Co., Ltd.                           3,500        191,714
Tenet Healthcare Corp.(a)                                 9,400         73,508
Teva Pharmaceutical Industries, Ltd.
   (ADR)                                                 26,400      1,079,232
Wyeth                                                     5,000        207,800
Zimmer Holdings, Inc.(a)                                  8,500        532,695
                                                                    ----------
                                                                    13,446,517
                                                                    ----------
Energy-8.8%
Energy Equipment & Services-2.2%
ENSCO International, Inc.                                 4,500        213,120
Halliburton Co.                                          22,100      1,406,665
Nabors Industries, Ltd.(a)                               11,000        770,110
Rowan Cos., Inc.                                          5,300        190,164
Schlumberger, Ltd.                                        2,300        220,179
                                                                    ----------
                                                                     2,800,238
                                                                    ----------
Energy Sources-6.6%
BP PLC                                                   20,600        226,169
Canadian Natural Resources, Ltd.                          8,700        394,265
ChevronTexaco Corp.                                      15,400        882,574
China Petroleum & Chemical Corp. Cl.H                   393,000        177,143
China Shenhua Energy Co., Ltd. Cl.H(a)                  172,500        191,952
ConocoPhillips                                           12,500        756,375
Eni SpA                                                  28,574        774,254
Exxon Mobil Corp.                                        44,000      2,553,320
MOL Magyar Olaj-es Gazipari Rt.                           2,100        198,809
Norsk Hydro ASA                                           1,528        152,580
Occidental Petroleum Corp.                                4,300        340,990
Petroleo Brasileiro, SA (ADR)                             8,300        526,280
PTT Public Co., Ltd.                                     16,600         86,934
Repsol YPF, SA                                           13,100        384,643
Total, SA                                                 3,884        969,027
                                                                    ----------
                                                                     8,615,315
                                                                    ----------
                                                                    11,415,553
                                                                    ----------
Capital Equipment-6.8%
Aerospace & Defense-1.8%
BAE Systems PLC                                          68,329        398,415
European Aeronautic Defence & Space Co.                   8,380        308,948
Goodrich Corp.                                            5,900        227,268
Lockheed Martin Corp.                                     3,000        181,800
Northrop Grumman Corp.                                    6,100        349,957
The Boeing Co.                                           13,900        947,841
                                                                    ----------
                                                                     2,414,229
                                                                    ----------
Automobiles-2.3%
Autoliv, Inc.                                             4,200        183,792
BorgWarner, Inc.                                          3,600        216,000
Continental AG                                            5,700        482,719
Cooper Tire & Rubber Co.                                  2,200         32,362
Denso Corp.                                              12,400        381,061
Honda Motor Co., Ltd.                                     8,300        461,763
Hyundai Motor Co., Ltd.                                   2,800        229,746
Johnson Controls, Inc.                                      700         48,615
Lear Corp.                                                3,500         97,440
Renault, SA                                               7,300        567,344
Toyota Motor Corp.                                        5,700        275,269
                                                                    ----------
                                                                     2,976,111
                                                                    ----------

Industrial Components-0.3%
Eaton Corp.                                               3,400        216,648
Sumitomo Electric Industries, Ltd.                       10,500        144,845
                                                                     ---------
                                                                       361,493
                                                                     ---------
Machinery & Engineering-0.1%
MAN AG                                                    4,000        199,163
                                                                     ---------
Multi-Industry-2.3%
Crane Co.                                                 2,900         92,075
General Electric Co.                                     65,710      2,347,161
Hubbell, Inc. Cl.B                                        2,700        130,977
SPX Corp.                                                 3,600        169,488
Textron, Inc.                                             2,700        213,030
                                                                     ---------
                                                                     2,952,731
                                                                     ---------
                                                                     8,903,727
                                                                     ---------
Consumer Staples-6.3%
Beverages & Tobacco-2.3%
Altria Group, Inc.                                       11,600        844,364
British American Tobacco PLC                             24,800        538,331
Japan Tobacco, Inc.                                          28        374,601
PepsiCo, Inc.                                             5,900        349,280
SABMiller PLC                                            19,558        345,639
The Coca-Cola Co.                                        10,200        435,438
UST, Inc.                                                 4,200        162,036
                                                                     ---------
                                                                     3,049,689
                                                                     ---------
Food & Household Products-4.0%
ConAgra Foods, Inc.                                      12,300        264,450
Delhaize Group                                            5,600        353,622
General Mills, Inc.                                       4,900        232,897
J Sainsbury PLC                                          58,000        284,394
Nestle, SA                                                2,047        604,421
Safeway, Inc.                                             9,600        223,200
SUPERVALU, Inc.                                           4,300        140,696
Tate & Lyle PLC                                          12,400        117,266
The Clorox Co.                                            4,600        249,688
The Kroger Co.(a)                                        12,600        245,196
The Procter & Gamble Co.                                 35,000      2,001,650
Walgreen Co.                                              9,900        452,232
                                                                     ---------
                                                                     5,169,712
                                                                     ---------
                                                                     8,219,401
                                                                     ---------
Industrial Commodities-3.2%
Chemical-0.5%
E.I. du Pont de Nemours & Co.                             4,600        196,650
PPG Industries, Inc.                                      5,000        303,650
The Lubrizol Corp.                                        3,400        143,514
                                                                     ---------
                                                                       643,814
                                                                     ---------
Forest & Paper-0.6%
Georgia-Pacific Corp.                                     5,300        250,637
Kimberly-Clark Corp.                                      5,800        342,084
Smurfit-Stone Container Corp.(a)                          9,500        120,365
Votorantim Celulose e Papel, SA (ADR)                     4,000         49,320
                                                                     ---------
                                                                       762,406
                                                                     ---------
Metal - Nonferrous-0.5%
BHP Billiton PLC                                         17,909        267,930
Xstrata PLC                                              15,000        340,172
                                                                     ---------
                                                                       608,102
                                                                     ---------
Metal - Steel-1.2%
Arcelor                                                  20,800        495,578
JFE Holdings, Inc.                                       15,300        481,092
POSCO                                                     2,000        398,891
United States Steel Corp.                                 5,400        257,040
                                                                     ---------
                                                                     1,632,601
                                                                     ---------
Miscellaneous Materials-0.4%
Nitto Denko Corp.                                         5,300        361,996
Owens-Illinois, Inc.(a)                                   7,500        163,125
                                                                     ---------
                                                                       525,121
                                                                     ---------
                                                                     4,172,044
                                                                     ---------
Telecommunications-2.5%
America Movil SA de CV (ADR)                             11,300         324,536
AT&T, Inc.                                               11,300         281,483
BellSouth Corp.                                           3,900         106,314
Crown Castle International Corp.(a)                       8,500         232,900

Orascom Telecom Holding SAE (GDR)(b)                      1,386         69,646
Singapore Telecommunications, Ltd.                      297,150        440,094
Sprint Corp.                                             22,900        573,416
Verizon Communications, Inc.                             26,100        834,678
Vodafone Group PLC                                      172,700        371,578
                                                                   -----------
                                                                     3,234,645
                                                                   -----------
Utilities-1.7%
Electric & Gas-1.7%
American Electric Power Co., Inc.                         6,500        237,510
Constellation Energy Group, Inc.                          3,500        185,465
E.ON AG                                                   4,400        418,438
Endesa, SA                                               15,000        389,165
Entergy Corp.                                             4,200        294,000
Northeast Utilities                                       6,600        122,628
Pinnacle West Capital Corp.                               5,600        232,344
Sempra Energy                                             3,000        131,850
Wisconsin Energy Corp.                                    5,700        216,315
                                                                   -----------
                                                                     2,227,715
                                                                   -----------
Construction & Housing-1.2%
Building Materials-0.9%
Buzzi Unicem SpA                                         11,700        178,750
CRH PLC                                                  12,846        339,666
Martin Marietta Materials, Inc.                           2,700        202,797
Masco Corp.                                               5,700        169,689
Rinker Group, Ltd.                                       15,360        175,916
Wolseley PLC                                              5,517        117,021
                                                                   -----------
                                                                     1,183,839
                                                                   -----------
Construction & Housing-0.3%
George Wimpey PLC                                         9,100         68,715
Taylor Woodrow PLC                                       21,200        124,397
Vinci, SA                                                 2,305        183,373
                                                                   -----------
                                                                       376,485
                                                                   -----------
                                                                     1,560,324
                                                                   -----------
Transportation-0.8%
Transportation- Road & Rail-0.8%
Burlington Northern Santa Fe Corp.                        2,800        185,304
CSX Corp.                                                 5,300        257,792
Norfolk Southern Corp.                                    7,800        345,072
Union Pacific Corp.                                       2,600        199,004
                                                                   -----------
                                                                       987,172
                                                                   -----------
Total Common Stocks
(cost $104,967,214)                                                123,734,563
                                                                   -----------

                                                       Principal
                                                        Amount
                                                         (000)    U.S. $ Value
                                                       ---------  ------------
SHORT-TERM INVESTMENT-5.4%
Time Deposit-5.4%
State Street Euro Dollar
3.35%, 12/01/05
(cost $7,035,000)                                        $7,035   $  7,035,000

Total Investments-100.3%
(cost $112,002,214)                                                130,769,563
Other assets less liabilities(c)-(0.3%)                               (355,753)
                                                                  ------------
Net Assets-100%                                                   $130,413,810
                                                                  ------------

FINANCIAL FUTURES CONTRACTS PURCHASED (C)

                                                         Value at
                Number of     Expiration    Original   November 30,    Unrealized
     Type       Contracts       Month         Value         2005      Appreciation
----------------------------------------------------------------------------------
Euro Stoxx 50       5       December 2005   $198,131     $203,731        $5,600

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified in-stitutional buyers. At November 30, 2005, the aggregate market value of these securities amounted to $258,544 or 0.2% of net assets.

(c) The amount of U.S. $15,033 has been segregated as collateral for the financial futures contracts oustanding at November 30, 2005.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN TAX MANAGED WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MUNICIPAL BONDS-68.6%
Alabama-2.4%
Alabama Public School & College Authority
(Campus Improvement & Economic Development), Series
   03 FGIC
5.00%, 12/01/21                                           $  400    $    418,484
Jefferson County Limited Obligation School Warrant,
   Series 04A
5.00%, 1/01/10                                             1,000       1,045,240
Jefferson County Sewer Revenue,
Series 99A FGIC Prerefunded 2/01/09 @ 101
5.00%, 2/01/33                                             1,100       1,163,778
Series 02 Prerefunded 8/01/12 @ 100
5.00%, 2/01/41                                             1,000       1,074,190
                                                                    ------------
                                                                       3,701,692
                                                                    ------------
Alaska-1.0%
Alaska Student Loan Corp. Capital Project Revenue,
   Series 05A FSA
5.00%, 7/01/07                                             1,430       1,464,921
                                                                    ------------
Arizona-2.1%
Arizona School Facilities Board Certificates, Series
   03A MBIA
5.25%, 9/01/15                                             1,500       1,645,380
Gilbert Water Resource Municipal Property Corp.
   (Wastewater System & Utility), Series 04
3.00%, 4/01/07                                               170         166,813
Maricopa County Community College District, Series
   98
5.00%, 7/01/06                                             1,000       1,010,100
Phoenix Civic Improvement Corporation Wastewater
   System Revenue Junior Lien, Series 04 MBIA
5.00%, 7/01/21                                               400         421,060
                                                                    ------------
                                                                       3,243,353
                                                                    ------------
Arkansas-0.8%
Arkansas State Development Finance Authority, Facs
   Revenue, Series 01
3.65%, 8/01/21                                               255         254,778
Hot Springs Sales & Use Tax, Series 01
4.125%, 7/01/08                                              965         982,071
                                                                    ------------
                                                                       1,236,849
                                                                    ------------
California-5.0%
California Department of Water Resources Power
   Supply Revenue, Series 02A MBIA-IBC
5.50%, 5/01/10                                               325         351,865
California Economic Recovery, Series 04A
5.00%, 7/01/09                                             1,000       1,053,020
5.25%, 1/01/10                                               900         960,498
Series 04C-1 ST GTD
2.99%, 7/01/23                                             2,700       2,700,000
California GO, Series 00
4.75%, 3/01/06                                               500         501,670
Series 03
4.00%, 2/01/08                                               455         460,519
Series 04
5.00%, 3/01/08                                               350         361,879
Series 05
5.00%, 3/01/08-6/01/10                                       975       1,013,595
California Statewide Communities Development
   Authority Revenue (Kaiser Permanente), Series 04F
2.30%, 4/01/33                                               240         236,467
                                                                    ------------
                                                                       7,639,513
                                                                    ------------

Colorado-1.6%
Denver GO (Auditorium Theatre & Zoo), Series 03A
5.50%, 8/01/08                                             1,900       2,001,897
Jefferson County School District No. R001, Series 04
   FSA
5.00%, 12/15/24                                              440         461,494
                                                                    ------------
                                                                       2,463,391
                                                                    ------------
Connecticut-1.5%
Connecticut GO, Series 03G MBIA
5.00%, 3/15/10                                             1,000       1,061,920
Connecticut State Development Authority PCR, Series
   96 AMBAC AMT
3.35%, 5/01/31                                             1,300       1,271,868
                                                                    ------------
                                                                       2,333,788
                                                                    ------------
Delaware-1.0%
Delaware GO, Series 01A
4.50%, 8/01/06                                             1,565       1,577,723
                                                                    ------------
District of Columbia-0.8%
District of Columbia GO, Series 03A MBIA
5.50%, 6/01/10                                             1,135       1,224,132
                                                                    ------------
Florida-3.3%
Broward County GO, Series 03
5.00%, 1/01/09                                             1,200       1,256,964
Dade County School District, Series 94 MBIA
5.00%, 8/01/12                                             1,000       1,075,410
Florida Board of Education (Public Education),
   Series 03B
5.00%, 6/01/09                                             1,000       1,053,560
Jacksonville Economic Development Community Health
   Care Facilities Revenue, Series 03B
4.00%, 9/01/23                                               870         873,880
JEA, Series 02-3A XLCA-ICR
5.375%, 10/01/32                                             700         726,453
                                                                    ------------
                                                                       4,986,267
                                                                    ------------
Georgia-0.9%
Cobb County, Water & Sewer Revenue, Series 04
5.00%, 7/01/06                                             1,270       1,283,043
                                                                    ------------
Hawaii-1.3%
Hawaii GO, Series 05DG AMBAC
5.00%, 7/01/13                                             1,800       1,940,922
                                                                    ------------
Illinois-2.0%
Chicago Illinois, Series 93B AMBAC
5.00%, 1/01/10                                             1,385       1,462,103
East Chicago Industry PCR (Inland Steel Company
   Project No. 11), Series 94
7.125%, 6/01/07                                              235         242,146
Illinois GO, 1st Series 00 MBIA
5.50%, 12/01/06                                            1,355       1,384,688
                                                                    ------------
                                                                       3,088,937
                                                                    ------------
Indiana-1.5%
Indiana Health Facility Financing Authority
   (Ascension Health Subordinated Credit), Series
   05A
5.00%, 5/01/07                                               900         918,702
Indiana Transportation Finance Authority, Series
   03A, FSA
5.00%, 6/01/09                                                25          26,348
Unrefunded balance
5.00%, 6/01/09                                               975       1,023,613
Rockport PCR (Indiana Michigan Power Co. Project),
   Series 03C
2.625%, 4/01/25                                              330         326,855
                                                                    ------------
                                                                       2,295,518
                                                                    ------------

Kansas-1.0%
Burlington PCR (Kansas Gas & Electric Co. Project),
   Series 04B MBIA
2.65%, 6/01/31                                               765         762,345
Kansas State Department of Transportation Highway
   Revenue, Series 02A
5.00%, 9/01/06                                               800         810,392
                                                                    ------------
                                                                       1,572,737
                                                                    ------------
Kentucky-0.7%
Kentucky Property & Buildings Tax Lease Revenue,
   Series 02
5.375%, 2/01/08                                              985       1,023,395
                                                                    ------------
Louisiana-0.4%
New Orleans GO (Certificates Indebtedness),
Series 00 FSA
5.50%, 12/01/08                                              110         115,904
Series 05 MBIA
5.25%, 12/01/20                                              450         481,023
                                                                    ------------
                                                                         596,927
                                                                    ------------
Maryland-1.2%
Maryland GO, Series 05A
5.00%, 8/01/08                                             1,500       1,565,430
Tax Exempt Municipal Infrastructure, Series 04A
3.80%, 5/01/08(a)                                            300         298,425
                                                                    ------------
                                                                       1,863,855
                                                                    ------------
Massachusetts-3.3%
Massachusetts Bay Transportation Authority (General
   Transportation Systems), Series 96A
5.625%, 3/01/26                                            1,090       1,107,364
Massachusetts Development Finance Agency (Resource
   Recovery Revenue), Series 01A
5.50%, 1/01/11                                             1,000       1,076,770
Massachusetts GO, Series 00B Prerefunded 6/01/10 @
   100
5.75%, 6/01/12                                             1,100       1,202,938
Series 02A MBIA
5.50%, 2/01/10                                               500         538,540
Series 05B
5.00%, 8/01/12                                             1,050       1,123,426
                                                                    ------------
                                                                       5,049,038
                                                                    ------------
Michigan-1.1%
Detroit Water Supply Systems, Series 99A, FGIC
5.75%, 7/01/26                                             1,520       1,662,515
                                                                    ------------
Minnesota-1.0%
Minneapolis School District No. 001, Series 97
5.00%, 2/01/14                                             1,000       1,002,640
Minnesota Public Facilities Authory Water PCR,
   Series 04D
5.00%, 3/01/11                                               400         427,484
                                                                    ------------
                                                                       1,430,124
                                                                    ------------
Nevada-1.4%
Clark County PCR (Southern California Edison Co.),
   Series 00C AMT
3.25%, 6/01/31                                               170         164,795
Nevada GO, Series 05A
5.00%, 2/01/12                                             1,800       1,925,640
                                                                    ------------
                                                                       2,090,435
                                                                    ------------
New Hampshire-1.1%
New Hampshire Municipal Bond Bank, Series 04B FSA
4.00%, 8/15/06                                             1,580       1,588,769
                                                                    ------------
New Jersey-6.8%
Monmouth County GO, Series 04A
4.00%, 1/15/06                                             1,200       1,201,056

New Jersey Economic Development Authority (Cigarette
   Tax), Series 04
5.00%, 6/15/07                                               315         320,273
Series 04 FSA
5.00%, 6/15/10                                               400         421,832
Series 04 FGIC
5.00%, 6/15/11                                               400         423,316
New Jersey GO, Series 05M AMBAC
5.25%, 7/15/11                                             1,000       1,083,120
New Jersey State Transportation Trust Fund Authority
   (Transportation System),
Series 01C
5.50%, 12/15/11                                            1,000       1,096,440
Series 01C FSA
5.50%, 12/15/10                                              400         435,048
Series 03C
5.50%, 6/15/21                                               575         640,061
Series 05A MBIA
5.25%, 12/15/12                                            1,100       1,196,844
New Jersey TRANS, Series 05A
4.00%, 6/23/06                                             1,470       1,475,983
New Jersey Turnpike Authority, Series 00A
5.50%, 1/01/30                                             1,850       1,993,616
                                                                    ------------
                                                                      10,287,589
                                                                    ------------
New Mexico-0.1%
Farmington PCR (San Juan Project), Series 03B
2.10%, 4/01/33                                               170         169,019
                                                                    ------------
New York-2.3%
New York City GO, Series 04B
5.00%, 8/01/10                                               175         184,410
Series 04G
5.00%, 8/01/12                                               685         727,114
New York State Dormitory Authority, Series 97A
   MBIA-IBC Prerefunded 2/15/07@102
5.75%, 8/15/22                                               400         419,784
New York Thruway Authority, Service Contract Revenue
   (Local Highway & Bridge),
Series 63A
5.00%, 3/15/09                                               585         611,922
New York Tobacco Settlement Financing Corp.,
   Series 03A-1
4.00%, 6/01/06                                               860         862,769
Series 03C-1
5.25%, 6/01/13                                               650         676,416
                                                                    ------------
                                                                       3,482,415
                                                                    ------------
North Carolina-0.2%
North Carolina Municipal Power Agency No. 1 Catawba
   Electric Revenue, Series 93 ACA
5.50%, 1/01/10                                               300         319,065
                                                                    ------------
Ohio-0.9%
Cincinnati City School District, TANS FSA
5.00%, 9/01/06                                               750         759,742
Cleveland Municipal School District, Series 04 FSA
5.25%, 12/01/19                                              585         633,690
                                                                    ------------
                                                                       1,393,432
                                                                    ------------
Oklahoma-1.7%
Oklahoma County Independent School District No. 89,
   Series 02 FGIC
5.00%, 2/01/06                                             1,830       1,835,142
Sapulka Municipal Authority Utility Revenue,
   Series 96 FGIC
5.75%, 4/01/23                                               650         668,408
                                                                    ------------
                                                                       2,503,550
                                                                    ------------

Pennsylvania-4.1%
Beaver County IDA PCR (Cleveland Electric Project),
   Series 98
3.75%, 10/01/30                                              160         161,018
Chester Upland School District
4.00%, 5/15/06                                               240         240,559
Delaware Valley Regional Finance Authority, Series
   97A, AMBAC
5.44%, 7/01/27                                             1,225       1,252,918
Pennsylvania Economic Development Financing
   Authority, (Amtrak Project),
Series 01A
6.00%, 11/01/07                                              315         323,867
Pennsylvania GO, Series 03 MBIA
5.00%, 7/01/11                                               450         482,715
Series 05
5.00%, 7/01/06                                             1,660       1,676,666
Philadelphia TRANS, Series 05A
4.00%, 6/30/06                                             2,070       2,078,384
                                                                    ------------
                                                                       6,216,127
                                                                    ------------
Puerto Rico-0.5%
Puerto Rico GO, Series 03C
5.00%, 7/01/18                                               725         744,140
South Carolina-4.4%
Richland County School District No. 001, Series 03
   FSA SCSDE
4.75%, 3/01/09                                               855         892,483
South Carolina Public Service Authority Revenue,
   Series 05B, MBIA
5.00%, 1/01/11                                             1,740       1,859,451
South Carolina School Facilities, Series 02A
4.00%, 1/01/07                                               750         755,865
South Carolina Transportation Infrastructure Bank
   Revenue, Series 99A, AMBAC
5.50%, 10/01/11                                            1,865       2,018,471
York County School District No. 003 (Rock Hill
   School District), Series 03 SCSDE
5.00%, 3/01/10                                             1,050       1,113,189
                                                                    ------------
                                                                       6,639,459
                                                                    ------------
Tennessee-1.6%
Hamilton County GO, Series 04
5.00%, 1/01/06                                               940         941,184
Nashville & Davidson County GO, Series 05C
5.00%, 2/01/08                                             1,400       1,447,586
                                                                    ------------
                                                                       2,388,770
                                                                    ------------
Texas-6.1%
Brazos River PCR (Texas Utilities Electric Co.),
   Series 95B AMT
5.05%, 6/01/30                                               300         301,914
Carrollton Farmers Branch Independent School
   District
5.00%, 2/15/09                                             1,325       1,389,011
Gulf Coast Waste Disposal Authority, Series 03D
3.20%, 4/01/12                                               290         289,292
Houston Independent School District, Series 03
   PSF-GTD
5.00%, 2/15/11                                             1,200       1,278,888
Houston Water & Sewer System Revenue, Series 95A
   MBIA
6.20%, 12/01/25                                            1,100       1,100,000
Houston Water Conveyance Systems Certificates,
   Series 93E AMBAC
5.00%, 12/15/08                                            2,000       2,093,660
San Antonio Electric & Gas, Series 95
5.375%, 2/01/18                                            1,100       1,114,729
Spring Branch Independent School District, Series
   01A PSF-GTD
5.00%, 2/01/07                                             1,655       1,685,998
                                                                    ------------
                                                                       9,253,492
                                                                    ------------
Virginia-1.2%
Virginia Public Building Authority, Series 05B
5.00%, 8/01/08                                             1,715       1,786,258
                                                                    ------------

Washington-1.2%
Central Puget Sound Regional Transportation Authority
   Sales & Use Tax Revenue, Series 05A AMBAC
5.00%, 11/01/25                                              825         860,170
Washington Public Power Supply System (Nuclear
   Project No. 2), Series 98A
5.75%, 7/01/09                                               860         922,926
                                                                    ------------
                                                                       1,783,096
                                                                    ------------
Wisconsin-1.1%
Menomonee Falls Water Systems Mortgage Revenue,
   Series 96 FSA
5.875%, 12/01/16                                           1,635       1,678,033
                                                                    ------------
Total Municipal Bonds
(cost $104,762,091)                                                  104,002,289
                                                                    ------------

                                                           Shares   U.S. $ Value
                                                          -------   ------------
COMMON STOCKS-29.6%
Finance-8.2%
Banking-4.0%
Allied Irish Banks PLC                                      4,644       100,037
Anglo Irish Bank Corp. PLC                                  6,642        91,422
Banco Bilbao Vizcaya Argentaria, SA                         8,161       143,731
Bank Hapoalim, Ltd.                                        22,100        96,260
Bank of America Corp.                                      11,802       541,594
Barclays PLC                                               13,500       137,111
BNP Paribas, SA                                             2,499       196,923
Citigroup, Inc.                                            15,200       737,960
Credit Agricole, SA                                         1,800        54,231
Credit Suisse Group                                         6,635       321,862
EFG Eurobank Ergasias                                       1,488        47,285
Fannie Mae                                                  3,600       172,980
Freddie Mac                                                 2,800       174,860
HBOS PLC                                                    7,600       114,302
Huntington Bancshares, Inc.                                 3,600        86,256
J.P. Morgan Chase & Co.                                    10,600       405,450
KeyCorp                                                     1,000        33,160
Kookmin Bank                                                1,400        92,039
Kookmin Bank (ADR)                                            500        32,995
Mellon Financial Corp.                                      3,500       117,740
Mitsubishi UFJ Financial Group, Inc.                           17       213,575
National City Corp.                                         3,500       118,685
Northern Trust Corp.                                        3,000       158,070
PNC Financial Services Group, Inc.                            700        44,639
Royal Bank of Scotland Group PLC                            4,100       116,606
Shinhan Financial Group Co., Ltd.                           2,320        89,125
Societe Generale                                            1,100       130,442
Standard Chartered PLC                                      6,293       134,254
Sumitomo Mitsui Financial Group, Inc.                          39       366,069
SunTrust Banks, Inc.                                        1,900       138,206
U.S. Bancorp                                                3,200        96,896
UBS AG                                                      3,620       332,928
Wachovia Corp.                                              5,300       283,020
Wells Fargo & Co.                                           2,500       157,125
                                                                     ----------
                                                                      6,077,838
                                                                     ----------
Financial Services-1.5%
Aeon Credit Service Co., Ltd.                                 900        67,775
Countrywide Financial Corp.                                 1,400        48,734
Federated Investors, Inc. Cl.B                              2,200        80,388
Franklin Resources, Inc.                                    3,200       297,216
Legg Mason, Inc.                                            2,200       269,830
Lehman Brothers Holdings, Inc.                              1,000       126,000
MBIA, Inc.                                                    900        55,602
Merrill Lynch & Co., Inc.                                   5,800       385,236
Morgan Stanley                                              3,875       217,116
Nomura Holdings, Inc.                                       6,100       101,356
ORIX Corp.                                                    700       150,138
The Goldman Sachs Group, Inc.                               3,300       425,568
Waddell & Reed Financial, Inc. Cl.A                         1,700        36,278
                                                                     ----------
                                                                      2,261,237
                                                                     ----------

Insurance-2.4%
ACE, Ltd.                                                   2,400       133,200
AFLAC, Inc.                                                 2,700       129,600
American International Group, Inc.                          8,700       584,118
Assurances Generales de France                              2,000       194,753
Aviva PLC                                                  12,628       149,353
Friends Provident PLC                                      19,948        65,548
Genworth Financial, Inc. Cl.A                               3,000       103,350
ING Groep NV                                               11,652       376,421
MetLife, Inc.                                               2,600       133,744
Muenchener Rueckversicherungs-Gesellschaft AG               1,100       143,512
QBE Insurance Group, Ltd.                                   4,703        65,945
Swiss Re                                                    1,154        84,955
The Allstate Corp.                                            400        22,440
The Chubb Corp.                                             1,300       125,892
The Hartford Financial Services Group, Inc.                 1,700       148,529
The Progressive Corp.                                       1,400       172,186
The St. Paul Travelers Cos., Inc.                           3,536       164,530
Torchmark Corp.                                             1,700        92,004
UnitedHealth Group, Inc.                                    8,600       514,796
WellPoint, Inc.(b)                                          4,200       322,686
                                                                     ----------
                                                                      3,727,562
                                                                     ----------
Wholesale & International Trade-0.3%
Li & Fung, Ltd.                                            38,000        76,557
Mitsubishi Corp.                                           11,600       235,767
Mitsui & Co., Ltd.                                          7,000        85,867
                                                                     ----------
                                                                        398,191
                                                                     ----------
                                                                     12,464,828
                                                                     ----------
Technology-4.8%
Data Processing-2.6%
Agere Systems, Inc.(b)                                      3,700        48,766
Apple Computer, Inc.(b)                                    11,500       779,930
Arrow Electronics, Inc.(b)                                  1,400        43,400
Asustek Computer, Inc.                                     18,000        50,843
Avnet, Inc.(b)                                              2,500        56,250
Canon, Inc.                                                 3,300       185,148
CapGemini(b)                                                2,879       113,760
Capita Group PLC                                            5,014        33,893
Dell, Inc.(b)                                               1,600        48,256
Electronic Arts, Inc.(b)                                    6,050       340,978
Electronic Data Systems Corp.                               4,800       110,640
EMC Corp.(b)                                                1,100        15,323
Google, Inc. Cl.A(b)                                        1,970       797,830
Hewlett-Packard Co.                                        10,100       299,667
Infosys Technologies, Ltd.                                  1,298        75,945
Marvell Technology Group, Ltd.(b)                           8,100       449,874
Microsoft Corp.                                             2,900        80,359
Network Appliance, Inc.(b)                                  5,700       165,984
Sanmina-SCI Corp.(b)                                       13,900        57,546
Solectron Corp.(b)                                         21,725        77,993
Tech Data Corp.(b)                                          1,400        55,034
                                                                     ----------
                                                                      3,887,419
                                                                     ----------
Electrical & Electronics-1.8%
ADC Telecommunications, Inc.(b)                             2,985        60,984
Broadcom Corp. Cl.A(b)                                     10,600       493,324
Corning, Inc.(b)                                           23,600       477,900
Hon Hai Precision Industry Co., Ltd. (GDR)(a)               1,805        18,140
Hoya Corp.                                                  6,400       230,699
Juniper Networks, Inc.(b)                                  20,000       449,800
QUALCOMM, Inc.                                             16,800       763,896
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)         18,005       172,488
Telefonaktiebolaget LM Ericsson Cl.B(c)                    21,705        70,492
Tellabs, Inc.(b)                                            4,000        41,040
                                                                     ----------
                                                                      2,778,763
                                                                     ----------

Electronic Components & Instruments-0.4%
Compal Electronics, Inc. (GDR)(a)                          17,299        81,478
Flextronics International, Ltd.(b)                          8,600        88,752
Intel Corp.                                                 2,800        74,704
Keyence Corp.                                                 200        50,758
Samsung Electronics Co., Ltd.                                 130        74,777
SAP AG                                                        572       103,231
Texas Instruments, Inc.                                     5,500       178,640
                                                                     ----------
                                                                        652,340
                                                                     ----------
                                                                      7,318,522
                                                                     ----------
Consumer Cyclical-3.5%
Appliances & Household Durables-0.0%
Newell Rubbermaid, Inc.                                     2,300        53,061
                                                                     ----------
Broadcasting & Publishing-1.1%
Comcast Corp. Cl.A Special(b)                               5,100       132,804
Grupo Televisa, SA (ADR)                                      900        71,460
Naspers, Ltd.                                               3,040        48,669
The E.W. Scripps Co. Cl.A                                   5,100       236,385
The Walt Disney Co.                                         1,000        24,930
Time Warner, Inc.                                          14,200       255,316
Viacom, Inc. Cl.B                                           4,000       133,600
WPP Group PLC                                               5,456        53,550
Yahoo!, Inc.(b)                                            18,400       740,232
                                                                     ----------
                                                                      1,696,946
                                                                     ----------
Business & Public Services-0.1%
The Interpublic Group of Cos., Inc.(b)                      5,900        54,988
                                                                     ----------
Leisure & Tourism-0.5%
Aristocrat Leisure, Ltd.                                    7,773        70,507
Carnival Corp.                                              3,800       207,062
Enterprise Inns PLC                                         4,868        73,234
Greek Organisation of Football Prognostics, SA                847        26,672
McDonald's Corp.                                            5,500       186,175
Starbucks Corp.(b)                                          3,600       109,620
Whitbread PLC                                               5,314        86,306
                                                                     ----------
                                                                        759,576
                                                                     ----------
Merchandising-1.6%
eBay, Inc.(b)                                              13,300       595,973
Esprit Holdings, Ltd.                                      18,000       126,333
Limited Brands, Inc.                                        3,500        77,875
Lowe's Cos., Inc.                                           6,100       411,628
Marks & Spencer Group PLC                                   6,782        53,393
Office Depot, Inc.(b)                                       3,900       115,752
Shimamura Co., Ltd.                                           400        48,170
Takashimaya Co., Ltd.                                       5,000        77,323
Target Corp.                                               10,400       556,504
The Gap, Inc.                                               1,500        26,070
Wal Mart de Mexico SA de CV Series V                        7,000        37,994
Whole Foods Market, Inc.                                    1,400       206,192
Yamada Denki Co., Ltd.                                      1,100       112,718
                                                                     ----------
                                                                      2,445,925
                                                                     ----------
Recreation & Other Consumer-0.1%
Mattel, Inc.                                                4,100        68,265
                                                                     ----------
Textiles & Apparel-0.1%
Compagnie Financiere Richemont AG Cl.A                      3,141       123,851
Jones Apparel Group, Inc.                                   2,600        74,776
                                                                     ----------
                                                                        198,627
                                                                     ----------
                                                                      5,277,388
                                                                     ----------
Medical-3.2%
Health & Personal Care-3.2%
Alcon, Inc.                                                 4,450       623,890
Amgen, Inc.(b)                                              3,600       291,348
Caremark Rx, Inc.(b)                                        1,600        82,224
Eli Lilly & Co.                                             1,500        75,750

Genentech, Inc.(b)                                          6,200       592,844
Gilead Sciences, Inc.(b)                                    3,600       182,484
GlaxoSmithKline PLC                                         8,661       214,044
HCA, Inc.                                                   1,900        96,881
Luxottica Group SpA                                         3,384        83,355
Medco Health Solutions, Inc.(b)                             3,000       160,950
Merck & Co., Inc.                                           6,500       191,100
Nobel Biocare Holding AG                                      535       121,569
Novartis AG                                                 4,439       231,999
Pfizer, Inc.                                               19,100       404,920
Roche Holdings AG                                           1,517       227,050
Sanofi-Synthelabo, SA                                       2,074       166,800
St. Jude Medical, Inc.(b)                                   7,850       374,995
Takeda Pharmaceutical Co., Ltd.                               900        49,298
Tenet Healthcare Corp.(b)                                   4,100        32,062
Teva Pharmaceutical Industries, Ltd. (ADR)                  9,700       396,536
Zimmer Holdings, Inc.(b)                                    3,100       194,277
                                                                     ----------
                                                                      4,794,376
                                                                     ----------
Energy-2.8%
Energy Equipment & Services-0.7%
ENSCO International, Inc.                                   2,200       104,192
Halliburton Co.                                             8,200       521,930
Nabors Industries, Ltd.(b)                                  4,450       311,545
Rowan Cos., Inc.                                            2,300        82,524
Schlumberger, Ltd.                                            900        86,157
                                                                     ----------
                                                                      1,106,348
                                                                     ----------
Energy Sources-2.1%
BP PLC                                                      8,400        92,224
Canadian Natural Resources, Ltd.                            2,600       117,826
ChevronTexaco Corp.                                         6,400       366,784
China Petroleum & Chemical Corp. Cl.H                     146,000        65,809
China Shenhua Energy Co., Ltd. Cl.H(b)                     59,000        65,653
ConocoPhillips                                              4,700       284,397
Eni SpA                                                    11,812       320,063
Exxon Mobil Corp.                                          16,425       953,143
MOL Magyar Olaj-es Gazipari Rt.                               540        51,840
Norsk Hydro ASA                                               574        57,318
Occidental Petroleum Corp.                                  1,900       150,670
Petroleo Brasileiro, SA(ADR)                                3,350       211,160
PTT Public Co., Ltd.                                        7,600        39,801
Repsol YPF, SA                                              5,600       164,428
Total, SA                                                     869       216,808
                                                                     ----------
                                                                      3,157,924
                                                                     ----------
                                                                      4,264,272
                                                                     ----------
Capital Equipment-2.3%
Aerospace & Defense-0.6%
BAE Systems PLC                                            21,004       122,471
European Aeronautic Defence & Space Co.                     3,030       111,708
Goodrich Corp.                                              1,800        69,336
Lockheed Martin Corp.                                       1,200        72,720
Northrop Grumman Corp.                                      1,300        74,581
The Boeing Co.                                              5,900       402,321
                                                                     ----------
                                                                        853,137
                                                                     ----------
Automobiles-0.8%
Autoliv, Inc.                                               1,900        83,144
BorgWarner, Inc.                                            1,500        90,000
Continental AG                                              2,500       211,719
Cooper Tire & Rubber Co.                                    1,300        19,123
Denso Corp.                                                 4,100       125,996
Honda Motor Co., Ltd.                                       3,300       183,592
Hyundai Motor Co., Ltd.                                     1,600       131,283
Johnson Controls, Inc.                                        500        34,725
Lear Corp.                                                  1,200        33,408
Renault, SA                                                 2,200       170,981
Toyota Motor Corp.                                          2,200       106,244
                                                                     ----------
                                                                      1,190,215
                                                                     ----------

Industrial Components-0.1%
Eaton Corp.                                                 1,500        95,580
Sumitomo Electric Industries, Ltd.                          3,600        49,661
                                                                     ----------
                                                                        145,241
                                                                     ----------
Machinery & Engineering-0.0%
MAN AG                                                      1,700        84,644
                                                                     ----------
Multi-Industry-0.8%
Crane Co.                                                   1,200        38,100
General Electric Co.                                       25,800       921,576
Hubbell, Inc. Cl.B                                          1,500        72,765
SPX Corp.                                                   1,600        75,328
Textron, Inc.                                               1,200        94,680
                                                                     ----------
                                                                      1,202,449
                                                                     ----------
                                                                      3,475,686
                                                                     ----------
Consumer Staples-1.9%
Beverages & Tobacco-0.6%
Altria Group, Inc.                                          4,150       302,079
Japan Tobacco, Inc.                                            11       147,165
Kraft Foods, Inc. Cl.A                                        900        26,046
PepsiCo, Inc.                                               1,400        82,880
SABMiller PLC                                               7,330       129,539
The Coca-Cola Co.                                           3,700       157,953
UST, Inc.                                                   1,800        69,444
                                                                     ----------
                                                                        915,106
                                                                     ----------
Food & Household Products-1.3%
ConAgra Foods, Inc.                                         4,400        94,600
Delhaize Group                                              2,200       138,923
General Mills, Inc.                                         2,100        99,813
H.J. Heinz Co.                                                500        17,360
J Sainsbury PLC                                             5,100        25,007
Kellogg Co.                                                   700        30,849
Nestle, SA                                                    705       208,166
Safeway, Inc.                                               4,900       113,925
SUPERVALU, Inc.                                             2,500        81,800
The Clorox Co.                                              1,700        92,276
The Kroger Co.(b)                                           5,500       107,030
The Procter & Gamble Co.                                   12,700       726,313
Walgreen Co.                                                3,700       169,016
                                                                     ----------
                                                                      1,905,078
                                                                     ----------
                                                                      2,820,184
                                                                     ----------
Industrial Commodities-1.0%
Chemical-0.1%
E.I. du Pont de Nemours & Co.                               1,000        42,750
PPG Industries, Inc.                                        1,600        97,168
The Lubrizol Corp.                                          1,400        59,094
                                                                     ----------
                                                                        199,012
                                                                     ----------
Forest & Paper-0.2%
Kimberly-Clark Corp.                                        1,800       106,164
Smurfit-Stone Container Corp.(b)                            3,400        43,078
Svenska Cellulosa AB Cl.B(c)                                2,500        86,640
Votorantim Celulose e Papel, SA (ADR)                       3,250        40,073
                                                                     ----------
                                                                        275,955
                                                                     ----------
Metal - Nonferrous-0.2%
BHP Billiton PLC                                            7,240       108,315
Xstrata PLC                                                 5,480       124,276
                                                                     ----------
                                                                        232,591
                                                                     ----------
Metal - Steel-0.4%
Arcelor                                                     8,840       210,620
JFE Holdings, Inc.                                          5,300       166,653
POSCO                                                         900       179,501
United States Steel Corp.                                   2,400       114,240
                                                                     ----------
                                                                        671,014
                                                                     ----------

Miscellaneous Materials-0.1%
Nitto Denko Corp.                                           2,000       136,603
Owens-Illinois, Inc.(b)                                     3,100        67,425
                                                                     ----------
                                                                        204,028
                                                                     ----------
                                                                      1,582,600
                                                                     ----------
Telecommunications-0.8%
Telecommunications-0.8%
America Movil SA de CV (ADR)                                4,100       117,752
AT&T, Inc.                                                  4,900       122,059
BellSouth Corp.                                             1,700        46,342
Crown Castle International Corp.(b)                         3,300        90,420
Orascom Telecom Holding SAE (GDR)(a)                          547        27,487
Singapore Telecommunications, Ltd.                         96,720       143,247
Sprint Corp.                                                9,300       232,872
Verizon Communications, Inc.                                9,800       313,404
Vodafone Group PLC                                         48,400       104,136
                                                                     ----------
                                                                      1,197,719
                                                                     ----------
Utilities-0.4%
Electric & Gas-0.4%
American Electric Power Co., Inc.                           3,000       109,620
E. ON AG                                                    1,100       104,609
Endesa, SA                                                  5,700       147,883
Entergy Corp.                                               1,500       105,000
Northeast Utilities                                         2,600        48,308
Pinnacle West Capital Corp.                                 1,100        45,639
Wisconsin Energy Corp.                                      2,200        83,490
                                                                     ----------
                                                                        644,549
                                                                     ----------
Transportation-0.4%
Transportation- Road & Rail-0.4%
Burlington Northern Santa Fe Corp.                          2,500       165,450
CSX Corp.                                                   2,300       111,872
Norfolk Southern Corp.                                      3,300       145,992
Union Pacific Corp.                                         1,400       107,156
                                                                     ----------
                                                                        530,470
                                                                     ----------
Construction & Housing-0.3%
Building Materials-0.2%
CRH PLC                                                     5,477       144,820
Rinker Group, Ltd.                                          6,096        69,817
Wolseley PLC                                                1,581        33,534
                                                                     ----------
                                                                        248,171
                                                                     ----------
Construction & Housing-0.1%
George Wimpey PLC                                           5,800        43,796
Persimmon PLC                                               3,800        72,211
Vinci, SA                                                     859        68,337
                                                                     ----------
                                                                        184,344
                                                                     ----------
                                                                        432,515
                                                                     ----------
Total Common Stocks
(cost $35,794,799)                                                   44,803,109
                                                                     ----------

                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
                                                       ---------   -------------
SHORT-TERM INVESTMENT-2.1%
Time Deposit-2.1%
State Street Euro Dollar
3.35%, 12/01/05
(cost $3,173,000)                                        $3,173    $  3,173,000
                                                                   ------------
Total Investments-100.3%

(cost $143,729,890)                                                 151,978,398
Other assets less liabilities(d)-(0.3%)                                (480,402)
                                                                   ------------
Net Assets-100%                                                    $151,497,996
                                                                   ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                     Value at
                      Number of     Expiration                     November 30,    Unrealized
        Type          Contracts       Month       Original Value       2005       Appreciation
-------------------   ---------   -------------   --------------   ------------   ------------
Purchased Contracts
   Euro Stoxx 50          2       December 2005       $80,290         $81,492        $1,202

INTEREST RATE SWAP TRANSACTIONS

                                                         Rate Type
                                             ---------------------------------
                    Notional                                       Payments        Unrealized
                     Amount    Termination    Payments made    received by the    Appreciation/
Swap Counterparty     (000)        Date      by the Strategy       Strategy      (Depreciation)
-----------------   --------   -----------   ---------------   ---------------   --------------
Citigroup             1,000       6/22/07          BMA*             2.962%          $(6,252)
Goldman Sachs         3,400       2/03/06       76.48% of            BMA*            (2,505)
                                             1 month LIBOR+
JP Morgan             1,000       4/05/07          BMA*             2.988%           (4,723)
Merrill Lynch         3,400       2/03/06          BMA*            85.10% of          5,814
                                                                1 month LIBOR+
Morgan Stanley          500       4/06/06          BMA*             3.081%              157
Morgan Stanley          500      10/06/06          BMA*             3.217%             (545)

FORWARD EXCHANGE CURRENCY CONTRACTS

                                U.S. $
                    Contract   Value on    U.S. $
                     Amount    Original   Current    Unrealized
                      (000)      Date      Value    Appreciation
                    --------   --------   -------   ------------
Sale Contracts:
Swedish Krona,
settling 12/15/05      600      $75,464   $74,388      $1,076

* BMA (Bond Market Association)

+ LIBOR (London Interbank Offered Rate)

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate market value of these securities amounted to $425,530 or 0.3% of net assets.

(b)  Non-income producing security.

(c) Positions, or portion thereof, with an aggregate market value of $157,132 have been segregated to collateralize open forward exchange currency contracts.

(d) The amount of U.S. $6,013 has been segregated as collateral for the financial futures outstanding at November 30, 2005.

Glossary of Terms:

ACA     - American Capital Access Financial Guaranty Corporation
ADR     - American Depositary Receipt
AMBAC   - American Municipal Bond Assurance Corporation
AMT     - Alternative Minimum Tax - (subject to)
FGIC    - Financial Guaranty Insurance Company
FSA     - Financial Security Assurance Inc.
GDR     - Global Depositary Receipt
GO      - General Obligation
IBC     - International Bancshares Corporation
ICR     - Insured Credit Rating
IDA     - Industrial Development Authority
MBIA    - Municipal Bond Investors Assurance
PCR     - Pollution Control Revenue
PSF-GTD - (Texas) Permanent Schools Funds
SCSDE   - The South Carolina State Department of Education
ST GTD  - State Guaranteed
TANS    - Tax Anticipation Notes
TRANS   - Tax and Revenue Anticipation Notes
XLCA    - XL Capital Assurance Inc.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios


By: /s/ Marc O. Mayer
    ------------------------
    Marc O. Mayer
    President

Date: January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------
    Marc O. Mayer
    President

Date: January 23, 2006


By: /s/ Mark D. Gersten
    ---------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: January 23, 2006